MONEY MARKET FUNDS

                              SEMI-ANNUAL REPORT

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999



                                        [LOGO] ONE GROUP MUTUAL FUNDS



                                  ONE GROUP(R) PRIME MONEY MARKET FUND

                                  ONE GROUP(R) U.S. TREASURY SECURITIES MONEY
                                        MARKET FUND

                                  ONE GROUP(R) MUNICIPAL MONEY MARKET FUND

                                  ONE GROUP(R) MICHIGAN MUNICIPAL MONEY
                                        MARKET FUND

                                  ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------
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Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

Portfolio Performance Review................................................   3
Schedules of Portfolio Investments..........................................   4
Statements of Assets and Liabilities......................................... 21
Statements of Operations..................................................... 22
Statements of Changes in Net Assets.......................................... 23
Schedules of Capital Stock Activity.......................................... 25
Financial Highlights......................................................... 27
Notes to Financial Statements................................................ 41

                                         1
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Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

ECONOMIC OUTLOOK
1999 was yet another year in which the U.S. economy demonstrated its remarkable resiliency. The economy turned in another year of strong growth and low inflation despite a major currency devaluation in Latin America and higher interest rates in the U.S.

Despite low inflation, the Federal Reserve became more restrictive in 1999, with three hikes in the federal funds rate. The central bank was concerned that labor markets might be too tight, which could lead to the emergence of wage pressures and eventually higher overall inflation.

Looking ahead to 2000, we see another good year for the U.S. economy. Because we are still experiencing strong job growth, low inflation and high levels of consumer confidence, it's a good bet that consumer spending will continue to fuel healthy overall economic growth. Our forecast is that the economy will expand by 3.6 percent in 2000 and that the current expansion (which began in April 1991) will easily last until February, at which point it will become the longest expansion in U.S. history.

We also are looking for inflation to remain low. We do expect the inflation rate to gradually accelerate as wages begin to move higher, but we are not looking for any dramatic spikes in inflation anytime in the near future. Still, as long as labor markets remain this tight, the Federal Reserve is likely to remain on alert. Until there is a significant and sustained loosening in the labor market, the central bank will continue to be concerned about rising wages putting upward pressure on the overall inflation rate. Because we expect that the unemployment rate will stay close to its current low level throughout the year, and because we are anticipating a slightly higher inflation rate, our forecast calls for higher interest rates in 2000. On the whole, however, the outlook is very positive. With strong growth and low inflation, the U.S. economy appears headed for another solid year.

/s/ Anthony Chan
----------------
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (46.0%):
Asset Backed (37.2%):
$ 58,050    Ace Overseas Corp., 6.08%,
              1/10/00..........................  $   57,962
  25,000    Atlantis One Funding Corp., 5.77%,
              3/2/00...........................      24,756
  50,000    Atlantis One Funding Corp., 5.80%,
              3/13/00..........................      49,420
  42,130    Atlantis One Funding Corp., 5.78%,
              4/24/00..........................      41,359
  46,000    Bavaria T.R.R. Corp., 5.43%,
              1/27/00..........................      45,820
  36,025    Bavaria T.R.R. Corp., 5.94%,
              4/25/00..........................      35,341
  28,000    Beta Finance, Inc., 5.79%,
              3/20/00..........................      27,644
  75,000    Breeds Hill Capital Co., L.L.C.,
              6.20%, 1/28/00...................      74,651
  50,000    Breeds Hill Capital Co., L.L.C.,
              6.06%, 3/8/00....................      49,436
  33,500    C.C. USA, L.L.C., 5.79%, 3/16/00...      33,096
  32,500    C.C. USA, L.L.C., 5.80%, 4/25/00...      31,898
  25,000    Citibank Credit Card Master Trust
              (Dakota), 6.90%, 1/5/00..........      24,981
  50,000    Citibank Credit Card Master Trust
              (Dakota), 5.92%, 1/10/00.........      49,926
  50,000    Citibank Credit Card Master Trust
              (Dakota), 5.89%, 1/11/00.........      49,918
  50,000    Citibank Credit Card Master Trust
              (Dakota), 5.89%, 1/12/00.........      49,910
  50,000    Citibank Credit Card Master Trust
              (Dakota), 5.92%, 1/14/00.........      49,893
 100,000    Citibank Credit Card Master Trust
              (Dakota), 5.92%, 1/18/00.........      99,720
  75,000    Citibank Credit Card Master Trust
              (Dakota), 5.89%, 1/24/00.........      74,718
  16,425    Concord Minutemen Capital Co.,
              L.L.C., 5.07%, 1/10/00...........      16,404
 110,000    Concord Minutemen Capital Co.,
              L.L.C., 5.92%, 1/21/00...........     109,651
 100,000    Concord Minutemen Capital Co.,
              L.L.C., 5.79%, 2/16/00...........      99,260
  50,000    Concord Minutemen Capital Co.,
              L.L.C., 6.23%, 3/1/00*...........      50,000
  95,000    Credit Suisse First Boston, 5.76%,
              2/9/00...........................      94,407
  50,000    Credit Suisse First Boston, 5.78%,
              2/23/00..........................      49,575
  66,212    Crown Pointe Capital Co., 6.16%,
              1/25/00..........................      65,940
  75,000    Crown Pointe Capital Co., 6.15%,
              1/28/00..........................      74,654
  80,000    Crown Pointe Capital Co., 6.71%,
              4/14/00*.........................      80,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 67,846    Great Lakes Funding Capital Corp.,
              6.17%, 1/18/00...................  $   67,648
  10,701    Great Lakes Funding Capital Corp.,
              6.21%, 1/20/00...................      10,666
  50,000    Great Lakes Funding Capital Corp.,
              6.18%, 1/27/00...................      49,777
  49,950    Great Lakes Funding Capital Corp.,
              6.24%, 2/1/00....................      49,684
  70,000    Greenwich Funding Corp., 5.81%,
              2/1/00...........................      69,650
  50,000    K2 (USA) L.L.C., 6.60%, 2/15/00*...      50,000
  30,296    Kitty Hawk Funding Corp., 5.44%,
              2/15/00..........................      30,077
 100,000    Lexington Parker Capital Co.,
              L.L.C., 5.83%, 2/2/00............      99,482
  32,200    Lexington Parker Capital Co.,
              L.L.C., 6.67%, 2/10/00*..........      32,200
  65,000    Lexington Parker Capital Co.,
              L.L.C., 5.85%, 2/11/00...........      64,567
  75,000    Lexington Parker Capital Co.,
              L.L.C., 5.85%, 2/22/00...........      74,366
 100,000    Lexington Parker Capital Co.,
              L.L.C., 5.88%, 2/24/00...........      99,118
 100,000    Lexington Parker Capital Co.,
              L.L.C., 6.23%, 3/1/00*...........     100,000
  50,000    Links Finance L.L.C., 5.83%,
              3/15/00..........................      49,401
 100,000    Moat Funding L.L.C., 5.83%,
              2/29/00..........................      99,045
  50,000    Moat Funding L.L.C., 5.83%,
              3/23/00..........................      49,336
 100,000    Moat Funding L.L.C., 5.92%,
              4/6/00...........................      98,421
  53,034    Moat Funding L.L.C., 5.86%,
              5/12/00..........................      51,894
  29,700    MPF Two Limited, 6.20%, 1/12/00....      29,644
 125,000    MPF Two Limited, 6.12%, 1/31/00....     124,364
 100,000    MPF Two Limited, 5.97%, 2/10/00....      99,337
  25,903    Repeat Offering Securitisation
              Entity, Inc., 6.14%, 1/19/00.....      25,823
  50,000    Repeat Offering Securitisation
              Entity, Inc., 6.07%, 1/20/00.....      49,840
  37,050    Sceptre International, Inc., 6.01%,
              2/10/00..........................      36,802
  75,000    Sheffield Receivables Corp., 6.02%,
              2/25/00..........................      74,310
  50,000    Special Purpose Accounts Receivable
              Cooperative Corp., 5.92%,
              2/3/00...........................      49,729
  50,000    Special Purpose Accounts Receivable
              Cooperative Corp., 5.97%,
              2/4/00...........................      49,718
  75,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.10%,
              2/8/00...........................      74,517
  74,000    Variable Funding Corp., 5.41%,
              1/6/00...........................      73,943

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 25,000    Variable Funding Corp., 5.41%,
              1/7/00...........................  $   24,977
  50,000    WCP Funding, Inc., 6.04%, 2/4/00...      49,715
  25,000    Windmill Funding Corp., 5.42%,
              1/14/00..........................      24,947
                                                 ----------
                                                  3,443,338
                                                 ----------
Automotive (0.7%):
  65,000    Wheels, Inc., 6.50%, 1/28/00.......      64,683
                                                 ----------
Banking (5.9%):
  85,000    AB Spintab, 6.00%, 2/7/00..........      84,481
  50,000    Abbey National North America Corp.,
              4.97%, 1/5/00....................      49,972
  50,000    Abbey National North America Corp.,
              5.00%, 1/7/00....................      49,958
  87,500    Galicia Buenos Aires Funding Corp.,
              5.40%, 3/28/00...................      86,358
  50,000    Swedbank, 5.35%, 1/7/00............      49,955
 225,000    UBS Finance, Inc., 4.25%, 1/3/00...     224,948
                                                 ----------
                                                    545,672
                                                 ----------
Motorcycles (2.2%):
  50,000    Harley-Davidson Funding, 5.44%,
              1/13/00..........................      49,909
  85,000    Harley-Davidson Funding, 5.77%,
              1/19/00..........................      84,756
  65,000    Harley-Davidson Funding, 5.86%,
              1/26/00..........................      64,735
                                                 ----------
                                                    199,400
                                                 ----------
  Total Commercial Paper                          4,253,093
                                                 ----------
BANK NOTES (0.2%):
Banking (0.2%):
  15,000    Comerica Bank, 6.65%, 6/1/00.......      15,059
                                                 ----------
  Total Bank Notes                                   15,059
                                                 ----------
CORPORATE NOTES (12.3%):
Asset Backed (12.0%):
  27,000    Racers Series 1999-16-MM, 6.53%,
              6/2/00*..........................      27,000
  88,000    Racers Series 1999-26-MM-CCABS,
              6.60%, 7/17/00*..................      88,000
 100,000    Racers Series 1999-35-MM-ZCMT,
              6.39%, 12/15/00..................     100,000
  72,411    Strategic Money Market Trust,
              6.38%, 9/13/00*..................      72,411
 182,000    Strategic Money Market Trust,
              Series 1999-A, 6.30%, 9/13/00*...     182,000
 319,000    Structured Products Asset Return,
              Series 1999-4, 6.32%, 1/24/00*...     319,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CORPORATE NOTES, CONTINUED:
Asset Backed, continued:
$125,000    Syndicated Loan Funding
              Trust-Series 1993-3, 6.60%,
              6/15/00*.........................  $  125,000
 100,000    Syndicated Loan Funding Trust-
              Series 1999-1, 6.71%, 2/15/00*...     100,000
  90,000    Syndicated Loan Funding Trust-
              Series 1999-2, 6.61%, 3/15/00*...      90,000
                                                 ----------
                                                  1,103,411
                                                 ----------
Automotive (0.3%):
  31,136    Ford Motor Credit Co., 8.38%,
              1/15/00..........................      31,169
                                                 ----------
  Total Corporate Notes                           1,134,580
                                                 ----------
MASTER NOTES (2.4%):
Automotive (2.4%):
  70,000    Paccar Leasing, 6.53%, 8/4/00*.....      70,000
 150,000    Wheels, Inc., 6.59%, 1/18/00*......     150,000
                                                 ----------
  Total Master Notes                                220,000
                                                 ----------
MEDIUM TERM/SENIOR NOTES (17.5%):
Asset Backed (10.8%):
  50,000    C.C. USA, Inc., 5.80%, 7/14/00.....      50,000
 100,000    C.C. USA, Inc., 5.75%, 7/24/00.....     100,000
  75,000    C.C. USA, Inc., 6.00%, 8/14/00.....      75,000
  50,000    Dorada Finance, Inc., 5.74%,
              7/21/00..........................      50,000
  50,000    Dorada Finance, Inc., 6.08%,
              8/16/00..........................      50,000
  50,000    Dorada Finance, Inc., 6.10%,
              9/7/00...........................      50,000
  38,000    Dorada Finance, Inc., 6.16%,
              10/16/00.........................      38,000
 120,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.14%, 6/19/00*.....     120,000
 160,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.25%, 7/26/00*.....     160,000
  84,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.29%, 9/25/00*.....      84,000
  57,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.29%, 10/24/00*....      57,000
  45,000    Liberty Lighthouse U.S. Capital
              Co., L.L.C., 6.13%, 11/22/00*....      45,000
  47,500    Sigma Finance, Inc., 5.41%,
              3/13/00..........................      47,500
  75,000    Sigma Finance, Inc., 6.36%,
              10/26/00.........................      75,000
                                                 ----------
                                                  1,001,500
                                                 ----------
Banking (1.1%):
  50,000    Abbey National P.L.C., 6.12%,
              11/27/00.........................      49,957
  50,000    Abbey National P.L.C., 6.19%,
              12/4/00..........................      49,951
                                                 ----------
                                                     99,908
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MEDIUM TERM/SENIOR NOTES, CONTINUED:
Brokerage Services (3.5%):
$ 53,000    Bear Stearns Co., Inc., Series B,
              5.32%, 5/19/00...................  $   53,000
  46,685    Lehman Brothers Holdings, Inc.,
              Series E, 6.71%, 1/18/00*........      46,682
  15,000    Lehman Brothers Holdings, Inc.,
              Series E, 6.72%, 1/24/00*........      14,997
  35,485    Lehman Brothers Holdings, Inc.,
              Series E, 8.88%, 2/15/00.........      35,617
  40,000    Lehman Brothers Holdings, Inc.,
              Series E, 6.80%, 3/6/00*.........      39,984
  10,000    Lehman Brothers Holdings, Inc.,
              Series E, 8.36%, 3/8/00..........      10,047
  58,490    Lehman Brothers Holdings, Inc.,
              Series E, 6.15%, 3/15/00.........      58,546
  37,500    Lehman Brothers Holdings, Inc.,
              Series E, 6.05%, 4/28/00.........      37,552
  25,000    Lehman Brothers Holdings, Inc.,
              Series E, 8.15%, 5/15/00.........      25,224
                                                 ----------
                                                    321,649
                                                 ----------
Financial Services (2.1%):
 100,422    AT&T Capital Corp., 7.50%,
              11/15/00.........................     101,501
  69,000    AT&T Capital Corp., 6.75%,
              12/1/00..........................      69,332
  25,000    IBM Credit Corp., 6.21%,
              12/11/00.........................      24,986
                                                 ----------
                                                    195,819
                                                 ----------
  Total Medium Term/Senior Notes                  1,618,876
                                                 ----------
FUNDING AGREEMENTS (5.8%):
Insurance (5.8%):
  50,000    Allstate Life Insurance Co., 5.71%,
              8/31/00*.........................      50,000
 265,000    Peoples Benefit Life Insurance Co.,
              6.39%, 6/2/00*...................     265,000
 175,000    Security Benefit Life Insurance
              Co., 6.28%, 5/15/00*.............     175,000
  50,000    Transamerica Life Insurance &
              Annuity Co., 6.15%, 12/9/02*.....      50,000
                                                 ----------
  Total Funding Agreements                          540,000
                                                 ----------
CERTIFICATES OF DEPOSIT (1.1%):
Banking (1.1%):
  89,000    Allfirst Bank, 6.25%, 9/29/00*.....      88,892
  15,000    Michigan National Bank, 5.13%,
              5/3/00...........................      14,998
                                                 ----------
  Total Certificates of Deposit                     103,890
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
YANKEE & EURODOLLAR (7.4%):
Banking (7.4%):
$100,000    Abbey National Treasury Services,
              5.13%, 5/4/00....................  $   99,978
  25,000    Bank of Nova Scotia, 5.16%,
              2/28/00..........................      24,999
  25,000    Bayerische Hypo-Und Vereinsbank AG,
              5.02%, 2/7/00....................      24,999
  50,000    Bayerische Hypo-Und Vereinsbank AG,
              5.11%, 4/10/00...................      49,993
  50,000    Bayerische Hypo-Und Vereinsbank AG,
              5.10%, 4/12/00...................      49,992
  50,000    Bayerische Hypo-Und Vereinsbank AG,
              5.36%, 5/24/00...................      49,989
  54,000    Bayerische Landesbank GZ, 5.11%,
              3/21/00..........................      53,994
  18,000    Den Danske Bank, 5.04%, 2/9/00.....      18,000
  50,000    Deutsche Bank AG, 5.06%, 4/17/00...      49,992
  40,000    Deutsche Bank AG, 5.19%, 5/8/00....      39,993
  50,000    Norddeutsche Landesbank GZ, 6.19%,
              12/8/00..........................      49,969
  25,000    Royal Bank of Canada, 5.21%,
              2/28/00..........................      24,998
  25,000    Svenska Handelsbanken, 5.23%,
              3/1/00...........................      24,999
  50,000    Union Bank of Switzerland, 6.14%,
              11/29/00.........................      49,967
  70,000    Union Bank of Switzerland, 6.21%,
              12/8/00..........................      69,956
                                                 ----------
  Total Yankee & Eurodollar                         681,818
                                                 ----------
REPURCHASE AGREEMENTS (7.0%):
 250,000    ABN Amro, 3.00%, 1/3/00,
              (Collateralized by $271,425
              various Government Securities,
              0.00% - 8.00%, 3/10/00 - 5/15/29,
              market value $255,004)...........     250,000
  25,000    Deutsche Morgan Grenfell, 3.50%,
              1/3/00, (Collateralized by
              $38,641 Government Security,
              5.75%, 10/1/32, market value
              $25,750).........................      25,000
 118,967    J. P. Morgan Securities, 4.50%,
              1/3/00, (Collateralized by
              $126,709 various Government
              Securities, 5.75% - 6.64%,
              6/15/01 - 1/15/38, market value
              $121,347)........................     118,967

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$250,000    J. P. Morgan Securities, 3.25%,
              1/3/00, (Collateralized by
              $284,793 various Government
              Securities, 6.00%-8.00%,
              2/15/10-11/20/29, market value
              $257,500)........................  $  250,000
                                                 ----------
  Total Repurchase Agreements                       643,967
TIME DEPOSITS (0.1%):
   9,400    Barclays De Zoette Wedd, 4.75%,
              1/3/00...........................       9,400
                                                 ----------
  Total Time Deposits                                 9,400
                                                 ----------
Total (Amortized Cost $9,220,683)(a)             $9,220,683
                                                 ==========

------------

Percentages indicated are based on net assets of $9,238,283.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (34.3%):
U.S. Treasury Bills (18.6%):
$150,000    1/13/00............................  $  149,747
 150,000    1/20/00............................     149,606
 150,000    1/27/00............................     149,459
  97,155    2/17/00............................      96,540
  50,000    3/2/00.............................      49,569
  95,875    3/30/00............................      94,661
 100,000    4/27/00............................      98,339
 300,000    5/25/00............................     293,439
 300,000    9/14/00............................     289,236
                                                 ----------
                                                  1,370,596
                                                 ----------
U.S. Treasury Notes (15.7%):
  50,000    5.38%, 1/31/00.....................      50,005
 110,000    5.88%, 2/15/00.....................     110,113
 190,000    7.13%, 2/29/00.....................     190,682
 100,000    5.50%, 2/29/00.....................     100,091
  50,000    6.88%, 3/31/00.....................      50,242
 100,000    5.50%, 3/31/00.....................     100,065
 111,100    6.38%, 5/15/00.....................     111,620
  50,000    6.25%, 5/31/00.....................      50,237
  50,000    5.50%, 5/31/00.....................      50,092
 200,000    5.38%, 6/30/00.....................     200,038
  75,000    4.00%, 10/31/00....................      73,893
  75,000    5.63%, 11/30/00....................      74,861
                                                 ----------
                                                  1,161,939
                                                 ----------
  Total U.S. Treasury Obligations                 2,532,535
                                                 ----------
REPURCHASE AGREEMENTS (65.4%):
 250,000    ABN Amro, 2.75%, 1/3/00,
              (Collateralized by $247,708
              various U.S. Treasury Securities,
              4.63%-9.88%, 7/31/00-2/15/21,
              market value $255,000)...........     250,000
 188,000    Barclays De Zoette Wedd, 3.00%,
              1/3/00, (Collateralized by
              $188,611 various U.S. Treasury
              Securities, 0.00%-8.75%,
              6/15/00-11/15/08, market value
              $191,761)........................     188,000
 100,000    Barclays De Zoette Wedd, 5.00%,
              2/15/00, (Collateralized by
              $92,708 various U.S. Treasury
              Securities, 3.63%-10.38%,
              5/31/01-11/15/09, market value
              $102,999)........................     100,000
 150,000    CIBC Wood Gundy, 5.30%, 2/7/00,
              (Collateralized by $113,063
              various U.S. Treasury Securities,
              8.50%-13.25%, 11/15/03-2/15/20,
              market value $153,003)...........     150,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$150,000    Deutsche Morgan Grenfell, 5.50%,
              1/3/00, (Collateralized by
              $139,032 various U.S. Treasury
              Securities, 3.38%-9.25%,
              8/15/02-2/15/16, market value
              $153,000)........................  $  150,000
 150,000    Deutsche Morgan Grenfell, 5.30%,
              1/18/00, (Collateralized by
              $139,033 various U.S. Treasury
              Securities, 3.38%-9.25%,
              8/15/02-2/15/16, market value
              $153,001)........................     150,000
 250,000    Donaldson, Lufkin & Jenrette,
              5.33%, 1/18/00, (Collateralized
              by $213,622 various U.S. Treasury
              Securities, 0.00%-12.75%,
              3/16/00-8/15/25, market value
              $255,835)........................     250,000
 400,000    Goldman Sachs, 5.35%, 1/27/00,
              (Collateralized by $359,997
              various U.S. Treasury Securities,
              0.00%-11.88%, 4/6/00-11/15/28,
              market value $408,000)...........     400,000
 600,000    Goldman Sachs, 5.33%, 2/3/00,
              (Collateralized by $539,995
              various U.S. Treasury Securities,
              0.00%-11.88%, 4/6/00-11/15/28,
              market value $612,000)...........     600,000
 250,000    Goldman Sachs, 5.36%, 2/15/00,
              (Collateralized by $224,998
              various U.S. Treasury Securities,
              0.00%-11.88%, 4/6/00-11/15/28,
              market value $255,000)...........     250,000
 100,000    Greenwich Capital, Inc., 2.80%,
              1/3/00, (Collateralized by
              $90,278 various U.S. Treasury
              Securities, 6.25%-8.13%,
              11/15/04-8/15/23, market value
              $102,002)........................     100,000
 150,000    J.P. Morgan Securities, 5.30%,
              1/18/00, (Collateralized by
              $140,037 various U.S. Treasury
              Securities, 6.25%-8.00%,
              5/15/00-11/15/21, market value
              $153,001)........................     150,000
 300,000    Lehman Brothers, 5.50%, 1/3/00,
              (Collateralized by $300,663
              various U.S. Treasury Securities,
              5.50%-7.25%, 4/15/00-8/15/25,
              market value $305,902)...........     300,000
 250,000    Prudential Securities, 5.15%,
              1/26/00, (Collateralized by
              $255,900 various U.S. Treasury
              Securities, 0.00%-12.00%,
              2/17/00-11/15/28, market value
              $255,000)........................     250,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 66,000    Salomon Smith Barney, 2.75%,
              1/3/00, (Collateralized by
              $66,590 U.S. Treasury Notes,
              6.25%, 10/31/01, market value
              $67,371).........................  $   66,000
 250,000    Societe Generale, 5.35%, 2/3/00,
              (Collateralized by $243,952
              various U.S. Treasury Securities,
              5.50%-12.00%, 2/15/06-8/15/28,
              market value $255,133)...........     250,000
 283,000    State Street Bank, 3.00%, 1/3/00,
              (Collateralized by $244,275
              various U.S. Treasury Securities,
              7.13%-9.88%, 2/15/07-2/15/23,
              market value $288,697)...........     283,000
 197,000    Westdeutsche Landesbank, 3.00%,
              1/3/00, (Collateralized by
              $199,607 various U.S. Treasury
              Securities, 0.00%-7.50%,
              4/30/00-8/15/22, market value
              $200,941)........................     197,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$250,000    Westdeutsche Landesbank, 5.35%,
              2/7/00, (Collateralized by
              $234,746 various U.S. Treasury
              Securities, 4.63%-8.13%,
              12/31/00-2/15/23, market value
              $255,001)........................  $  250,000
 250,000    Westdeutsche Landesbank, 5.51%,
              2/22/00, (Collateralized by
              $234,746 various U.S. Treasury
              Securities, 4.63%-8.13%,
              12/31/00-2/15/23, market value
              $255,000)........................     250,000
 250,000    Westdeutsche Landesbank, 5.51%,
              2/28/00, (Collateralized by
              $234,745 various U.S. Treasury
              Securities, 4.63%-8.13%,
              12/31/00-2/15/23, market value
              $255,000)........................     250,000
                                                 ----------
  Total Repurchase Agreements                     4,834,000
                                                 ----------
Total (Amortized Cost $7,366,535) (a)            $7,366,535
                                                 ==========

------------

Percentages indicated are based on net assets of $7,390,074.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES (9.4%):
Alabama (1.2%):
 $ 5,000    Phenix County, IDR for Mead, AMT,
              4.90%, 3/1/31, LOC: Bayerische
              Landesbank*......................  $    5,000
  11,850    Phenix County, IDR for Mead, Series
              93-A, AMT, 4.90%, 6/1/28, LOC:
              Toronto Dominion Bank*...........      11,850
                                                 ----------
                                                     16,850
                                                 ----------
District of Columbia (0.2%):
   3,000    District of Columbia Multi Model
              Revenue Bonds, Series C, 5.75%,
              8/15/38, FSA, LIQ:
              Nationsbank*.....................       3,000
                                                 ----------
Illinois (0.3%):
   3,800    Chicago Midway Airport Revenue,
              AMT, 4.95%, 1/1/29, LOC: MBIA*...       3,800
   1,075    Southwestern State Development
              Authority, Solid Waste, Series
              95, Shell Oil Co. River Ridge,
              AMT, 5.35%, 11/1/25, GTY: Shell
              Oil*.............................       1,075
                                                 ----------
                                                      4,875
                                                 ----------
Indiana (0.5%):
   7,600    Development Financial Authority,
              Revenue, PSI Energy, Inc., AMT,
              5.35%, 8/1/28, LOC: Morgan
              Guaranty Trust*..................       7,600
                                                 ----------
Kentucky (1.2%):
   6,600    Lexington Fayette Urban County,
              Airport Revenue, AMT, 4.95%,
              7/1/13, MBIA*....................       6,600
   2,400    Lexington Fayette Urban County,
              Airport Revenue, AMT, 4.95%,
              7/1/28, MBIA*....................       2,400
   8,500    Louisville and Jefferson County
              Regional Airport Authority,
              Special Facilities Revenue,
              Series A, AMT, 5.00%, 1/1/29,
              GTY: UPS*........................       8,500
                                                 ----------
                                                     17,500
                                                 ----------
Michigan (0.8%):
   2,200    Midland County Economic Development
              Corp., Limited Obligation
              Revenue, Dow Chemical, Series A,
              5.15%, 12/1/23, GTY: Dow
              Chemical*........................       2,200
     650    State Strategic Fund, Dow Chemical,
              4.80%, 2/1/09, GTY: Dow
              Chemical*........................         650
   2,530    University of Michigan, Hospital
              Revenue, Series 92-A, 4.80%,
              12/1/19*.........................       2,530

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 6,600    University of Michigan, Hospital
              Revenue, Series A, 4.80%,
              12/1/27*.........................  $    6,600
                                                 ----------
                                                     11,980
                                                 ----------
Nevada (0.5%):
   6,900    Clark County, IDR, AMT, 5.60%,
              12/1/22, LOC: ABN AMRO Bank*.....       6,900
                                                 ----------
New York (0.3%):
   4,400    Long Island Power Authority
              Electric Revenue Series, 4.75%,
              5/1/33, LOC: Morgan Guaranty
              Trust*...........................       4,400
                                                 ----------
North Carolina (0.3%):
   2,800    Medical Care Community Hospital
              Revenue, Pooled Fund Project,
              Series A, 4.80%, 10/1/16, GTY:
              North Carolina Medical Care*.....       2,800
   2,200    Wake County, PCR, AMT, 4.85%,
              3/1/17, LOC: First Union National
              Bank*............................       2,200
                                                 ----------
                                                      5,000
                                                 ----------
Ohio (0.0%):
     100    State Air Quality Development
              Authority, 4.70%, 10/1/01, LOC:
              Deutsche Bank A.G.*..............         100
                                                 ----------
South Carolina (0.5%):
   7,400    Florence County, Solid Waste
              Disposal and Wastewater
              Treatment, AMT, 5.40%, 4/1/28,
              LOC: Deutsche Bank A.G.*.........       7,400
                                                 ----------
Texas (1.6%):
   4,170    Brazos River Authority, 5.40%,
              4/1/30, LOC: Morgan Guaranty
              Trust*...........................       4,170
   3,915    Brazos River Authority, PCR,
              Utilities Electric Co. Project,
              AMT, 4.65%, 6/1/30, AMBAC*.......       3,915
   6,300    Brazos River Authority, PCR,
              Utilities Electric Co. Project,
              Series A, AMT, 5.40%, 3/1/26,
              AMBAC*...........................       6,300
   1,300    Brazos River, Harbor Navigation
              District Revenue, Dow Chemical
              Co. Project, AMT, 5.45%,
              5/1/23*..........................       1,300
   7,900    Sabine River Authority, PCR,
              Utilities Electric Co. Project,
              Series C, AMT, 4.65%, 6/1/30,
              LOC: Union Bank of
              Switzerland*.....................       7,900
                                                 ----------
                                                     23,585
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Virginia (1.4%):
 $ 8,000    Dinwiddie County, IDR, Chaparral
              East Project A, AMT, 5.40%,
              9/1/28, LOC: Bank of America*....  $    8,000
   6,700    King George County, IDR, Birchwood
              Power Partners, AMT, 5.40%,
              11/1/25, LOC: Credit Suisse First
              Boston*..........................       6,700
   5,300    King George County, IDR, Birchwood
              Power Partners, AMT, 5.40%,
              3/1/27, LOC: Credit Suisse First
              Boston*..........................       5,300
                                                 ----------
                                                     20,000
                                                 ----------
Wyoming (0.6%):
   8,000    Lincoln County, Environmental
              Revenue, Pacificorp Projects,
              AMT, 5.60%, 11/1/25, GTY:
              Exxon*...........................       8,000
                                                 ----------
  Total Daily Demand Notes                          137,190
                                                 ----------
MUNICIPAL NOTES (4.9%):
Iowa (0.7%):
  10,500    State School Cash Anticipation
              Program, 4.00%, 6/23/00, FSA.....      10,537
                                                 ----------
Michigan (0.5%):
   7,500    Michigan Muni Bond Authority,
              Series 1999, 4.25%, 8/25/00......       7,530
                                                 ----------
New Mexico (0.7%):
  10,000    TRAN, 4.00%, 6/30/00...............      10,037
                                                 ----------
Ohio (0.2%):
   2,400    City of Athens Antic Bond,
              Recreational Facility, 3rd
              Series, 4.25%, 11/22/00..........       2,407
                                                 ----------
Texas (2.5%):
  35,000    TRAN, 4.50%, 8/31/00...............      35,181
                                                 ----------
Wisconsin (0.3%):
   5,000    West Allis-West Milwaukee, School
              District TRAN, 4.10%, 9/21/00....       5,012
                                                 ----------
  Total Municipal Notes                              70,704
                                                 ----------
PUT BONDS (1.7%):
Arizona (1.0%):
  15,000    Cochise County, PCR, Arizona
              Electric Power Corp., Series A,
              AMT, 3.65%, 9/1/24, GTY: National
              Rural CFC *......................      15,000
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
PUT BONDS, CONTINUED:
Florida (0.7%):
 $10,000    Putnam County Development
              Authority, PCR, Seminole
              Electric, 3.60%, 3/15/14 GTY:
              CFC*.............................  $   10,000
                                                 ----------
  Total Put Bonds                                    25,000
                                                 ----------
TAX FREE COMMERCIAL PAPER (20.3%):
Alabama (1.2%):
   8,000    Phenix IDR, Mead Paper, AMT, 3.65%,
              2/10/00, LOC: ABN AMRO...........       8,000
   9,600    Phenix IDR, Mead Paper, AMT, 3.85%,
              3/3/00, LOC: ABN AMRO............       9,600
                                                 ----------
                                                     17,600
                                                 ----------
Alaska (1.3%):
   9,000    Valdez Marine Terminal, Series
              94-A, 3.90%, 1/14/00, LOC:
              ARCO.............................       9,000
  10,000    Valdez Marine Terminal, Series C,
              3.85%, 2/3/00, LOC: ARCO.........      10,000
                                                 ----------
                                                     19,000
                                                 ----------
Arizona (0.8%):
   8,850    Mesa Municipal Development Corp.,
              Series 85, 3.50%, 2/7/00, LOC:
              West Deutsche Landesbank.........       8,850
     600    Mesa Municipal Development Corp.,
              Series 85, 3.90%, 2/7/00, LOC:
              West Deutsche Landesbank.........         600
   1,500    Mesa Municipal Development Corp.,
              Series 96-A, 3.55%, 2/7/00, LOC:
              West Deutsche Landesbank.........       1,500
                                                 ----------
                                                     10,950
                                                 ----------
Georgia (1.2%):
  13,000    Burke County PCR, Ogle Thorpe Power
              Corp., Series B, 3.70%, 2/10/00,
              AMBAC............................      13,000
   4,800    Municipal Electric Authority,
              Project 1, 1985-A, 3.65%,
              1/19/00, LOC: Morgan Stanley.....       4,800
                                                 ----------
                                                     17,800
                                                 ----------
Indiana (1.4%):
  20,000    Developmental Financial Authority,
              Solid Waste Authority, Series A,
              AMT, 3.75%, 3/1/00, LOC: National
              Westminster......................      20,000
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Michigan (2.2%):
 $10,000    Michigan State Building Authority,
              3.90%, 1/12/00, LOC: CIBC........  $   10,000
   5,000    Michigan State Housing Authority,
              Single Family, Series B, AMT,
              3.60%, 2/3/00, LOC: Heleba
              Bank.............................       5,000
   8,550    University of Michigan, Series B,
              3.75%, 1/25/00, LIQ: University
              of Michigan......................       8,550
   8,190    University of Michigan, Series B,
              3.80%, 1/27/00, LIQ: University
              of Michigan......................       8,190
                                                 ----------
                                                     31,740
                                                 ----------
Missouri (0.6%):
   8,700    State Environmental Authority,
              Union Electric Co., 3.70%,
              2/28/00, LOC: Union Bank of
              Switzerland......................       8,700
                                                 ----------
Nevada (1.0%):
   5,000    Las Vegas, Water District, 3.80%,
              2/17/00, LOC: West Deutche
              Landesbank.......................       5,000
  10,000    Las Vegas, Water District, Series
              A, 3.45%, 1/26/00, LOC: West
              Deutche Landesbank & UBS.........      10,000
                                                 ----------
                                                     15,000
                                                 ----------
Ohio (0.5%):
   7,300    State University, GO, Series
              1999-B, 3.40%, 2/1/00............       7,300
                                                 ----------
Pennsylvania (2.8%):
   3,900    Carbon County, IDA Resource
              Recovery, 3.90%, 1/20/00, LOC:
              National Westminster.............       3,900
   4,000    Carbon County, IDA Resource
              Recovery, 3.90%, 1/20/00, LOC:
              National Westminster.............       4,000
  15,345    Carbon County, IDA Resource
              Recovery, Panther Creek Project,
              3.75%, 1/20/00, LOC: National
              Westminster......................      15,345
   4,000    Carbon County, IDA Resource
              Recovery, 3.85%, 1/21/00, LOC:
              National Westminster.............       4,000
  14,350    Venango, IDA, Scrubgrass Project,
              AMT, 3.90%, 2/1/00, LOC: National
              Westminster......................      14,350
                                                 ----------
                                                     41,595
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Tennessee (0.3%):
 $ 5,000    Shelby County, Series 99-A, 3.90%,
              1/24/00..........................  $    5,000
                                                 ----------
Texas (1.6%):
  23,000    Brazos River Authority State
              Utilites, 3.40%, 2/8/00..........      23,000
                                                 ----------
Washington (1.9%):
  27,830    Port Seattle Revenue, 3.80%,
              1/14/00, LOC: CIBC...............      27,830
                                                 ----------
West Virginia (2.0%):
  12,100    State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.70%, 2/9/00, LOC:
              Union Bank of Switzerland........      12,100
  16,500    State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.70%, 3/13/00,
              LOC: Union Bank of Switzerland...      16,500
                                                 ----------
                                                     28,600
                                                 ----------
Wisconsin (1.5%):
  10,123    State Transportation Revenue,
              3.75%, 3/9/00, LOC: West
              Landesbank.......................      10,123
  11,000    State, GO, 3.65%, 3/7/00...........      11,000
                                                 ----------
                                                     21,123
                                                 ----------
  Total Tax Free Commercial Paper                   295,238
                                                 ----------
WEEKLY DEMAND NOTES (63.5%):
Alabama (0.3%):
   4,800    Decatur, IDR, Solid Waste Disposal,
              Trico Steel, AMT, 5.60%, 1/1/27,
              LOC: Chase Manhattan Bank*.......       4,800
                                                 ----------
Arkansas (2.2%):
  24,200    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 5.60%, 8/1/22, LOC:
              SunTrust Bank*...................      24,200
   8,100    Clark County, Solid Waste Disposal
              Revenue, AMT, 5.60%, 8/1/22, LOC:
              SunTrust Bank*...................       8,100
                                                 ----------
                                                     32,300
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Colorado (2.0%):
 $10,135    Denver Airport Revenue, Series
              44-A, Rib Trust Receipt, AMT,
              5.90%, 11/15/23, MBIA*...........  $   10,135
  18,900    Student Obligation Bond Authority,
              Series 90-A, AMT, 5.35%, 9/1/24,
              SLMA*............................      18,900
                                                 ----------
                                                     29,035
                                                 ----------
Delaware (2.6%):
  37,500    Economic Development Authority
              Revenue, Series A, AMT, 5.85%,
              8/1/29, LOC: CIBC*...............      37,500
                                                 ----------
District of Columbia (0.7%):
   9,705    Metro Airports Authority Trust
              Receipts, 5.58%, 10/1/16, LIQ:
              Societe Generale*................       9,705
                                                 ----------
Florida (9.9%):
  50,000    Capital Trust Agency, Multi-Family
              Housing Revenue, 5.80%, 12/1/32,
              GTY: National Union Fire
              Insurance Co.*...................      50,000
  89,200    Gulf Breeze Health Care, 5.65%,
              1/1/24, GTY: Anchor National Life
              Co.*.............................      89,200
   5,045    Orange County Health Facilities
              Authority, 5.50%, 12/1/23, LOC:
              SunTrust Bank Central Florida*...       5,045
                                                 ----------
                                                    144,245
                                                 ----------
Georgia (2.4%):
   8,555    Crisp County, Solid Waste, Series
              1998, 5.80%, 1/1/02, FSA*........       8,555
   4,500    Fulton County Housing Authority,
              5.80%, 3/1/39, LOC: Wachovia
              Bank*............................       4,500
   1,700    Gwinnett County Hospital Authority,
              5.60%, 9/1/27, MBIA, LIQ:
              SunTrust*........................       1,700
   3,735    Gwinnett County Housing Authority,
              Herrington Woods Apartments,
              Series 96-A, AMT, 5.60%, 9/15/26,
              LOC: KeyBank*....................       3,735
   5,000    Macon-Bibb County Hospital
              Authority Revenue, 5.55%, 8/1/18,
              LOC: Suntrust Bank*..............       5,000
  10,600    St. Marys Developmental Authority,
              PCR, AMT, 5.75%, 7/1/24, LOC:
              Toronto Dominion*................      10,600

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Georgia, continued:
 $   500    State Municipal Gas Authority,
              6.50%, 1/1/08*...................  $      500
                                                 ----------
                                                     34,590
                                                 ----------
Hawaii (0.7%):
  10,000    State, GO, 4.00%, 3/1/09, FSA, LIQ:
              Morgan Stanley*..................      10,000
                                                 ----------
Illinois (5.4%):
   5,000    Carol Stream, Multi-family Revenue,
              AMT, 5.65%, 3/15/27, LIQ: FNMA
              Collection*......................       5,000
  19,316    Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 5.50%, 1/1/18,
              LOC: Societe Generale*...........      19,316
   5,300    Cook County, GO, 5.56%, 11/15/10,
              FGIC, LIQ: Merrill Lynch*........       5,300
   7,640    Jacksonville Industrial Project
              Revenue, AGI, Inc. Project, AMT,
              5.75%, 2/1/26, LOC: Bank of
              America*.........................       7,640
  14,750    State Development Finance
              Authority, Aventist Health
              Systems, Series A, 5.50%,
              11/15/27, MBIA*..................      14,750
   8,700    State Development Finance Authority
              Revenue, Aurora Central Catholic
              High School, 5.55%, 4/1/24, LOC:
              Northern Trust*..................       8,700
   5,640    State Development Finance
              Authority, Revenue, Special
              Facility, Little City Foundation,
              5.55%, 2/1/19, LOC: LaSalle
              National Bank*...................       5,640
   7,500    State, GO Putters, Series 133,
              5.70%, 10/1/07, FGIC, LIQ: JP
              Morgan*..........................       7,500
   4,505    Will and Kankakee County
              Development Authority, IDR,
              5.65%, 12/1/18, LOC: PNC Bank*...       4,505
                                                 ----------
                                                     78,351
                                                 ----------
Indiana (0.9%):
   2,850    Jasper Economic Development
              Revenue, Best Chairs, Inc.
              Project, AMT, 5.65%, 3/1/19, LOC:
              PNC Bank*........................       2,850
  10,250    Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 5.55%,
              8/1/14, LOC: UBS*................      10,250
                                                 ----------
                                                     13,100
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Iowa (1.1%):
 $15,760    Finance Authority Revenue, Private
              School Facility, 5.60%, 6/1/19,
              LOC: Allied Irish Bank*..........  $   15,760
                                                 ----------
Kentucky (0.8%):
   9,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson Foods,
              Inc. Project, AMT, 5.75%, 3/1/15,
              LOC: Rabobank Netherlands*.......       9,000
   2,855    Mayfield, League of Cities Lease
              Finance Program, 5.60%, 7/1/26,
              LOC: PNC Bank*...................       2,855
                                                 ----------
                                                     11,855
                                                 ----------
Michigan (5.6%):
  17,800    Higher Education Student Loan,
              Series B, AMT, 5.25%, 10/1/13,
              AMBAC*...........................      17,800
   2,700    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              Series A, 5.65%, 12/1/23, LOC:
              First of America Bank*...........       2,700
     200    State Housing Development
              Authority, Limited Obligation,
              Woodland Meadows Project, AMT,
              5.75%, 3/1/13, LOC: UBS*.........         200
   6,000    State Housing Development
              Authority, Rental Housing
              Revenue, 5.60%, 4/1/19, Series B,
              LOC: Landesbank Hessen*..........       6,000
   5,500    State Strategic Fund, Limited
              Obligation, 5.65%, 3/1/39, LOC:
              Michigan National Bank*..........       5,500
   5,000    State Strategic Fund, Limited
              Obligation, Petoskey Plastics,
              Inc. Project, AMT, 5.65%, 8/1/16,
              LOC: Comerica Bank*..............       5,000
     385    State Strategic Fund, Limited
              Obligation, Pyper Products Corp.
              Project, AMT, 5.65%, 10/1/18,
              LOC: Comerica Bank*..............         385
   2,800    State Strategic Fund, Limited
              Obligation, Quincy, Inc. Project,
              AMT, 5.65%, 12/1/22, LOC:
              Michigan National Bank*..........       2,800
   2,900    State Strategic Fund, Limited
              Obligation, Saginaw Products
              Corp. Project, AMT, 5.65%,
              9/1/17, LOC: Comerica Bank*......       2,900

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,795    State Strategic Fund, Limited
              Obligation, Wayne Disposal
              Oakland Project, AMT, 5.60%,
              3/1/05, LOC: Comerica Bank*......  $    2,795
   3,000    State Strategic Fund, Van Andel
              Research Institute Project,
              5.65%, 11/1/27, LOC: Michigan
              National Bank*...................       3,000
  18,700    Wayne County, Airport Revenue
              (Detroit Airport), Series A, AMT,
              5.50%, 12/1/16, LOC: Bayerische
              Landesbank*......................      18,700
  13,540    Wayne County, Airport Revenue
              (Detroit Airport), Series B, AMT,
              5.25%, 12/1/16, LOC: Bayerische
              Landesbank*......................      13,540
                                                 ----------
                                                     81,320
                                                 ----------
Mississippi (0.8%):
  12,000    State, GO, 5.70%, 11/1/07, FGIC*...      12,000
                                                 ----------
Nevada (0.7%):
  10,400    Clark County, Airport Revenue, Sub
              Lien, Series B, AMT, 5.60%,
              7/1/28, MBIA*....................      10,400
                                                 ----------
North Carolina (1.7%):
  19,020    Charlotte Airport Revenue, Series
              A, AMT, 5.25%, 7/1/17, MBIA*.....      19,020
   5,000    Mecklenburg County, Series C,
              5.30%, 2/1/17, LOC: First Union
              National Bank*...................       5,000
                                                 ----------
                                                     24,020
                                                 ----------
Ohio (5.2%):
  22,185    Cleveland Waterworks Revenue,
              Series 58, 5.56%, 1/1/17, FSA,
              LIQ: Morgan Stanley Dean
              Witter*..........................      22,185
   1,900    Clinton County, Hospital Revenue,
              Pooled Financial Programs, Series
              98, 5.60%, 6/1/28, LOC: Fifth
              Third Bank*......................       1,900
   2,000    Cuyahoga County Ohio Revenue, AMT,
              5.60%, 12/1/12, LOC: National
              City Bank*.......................       2,000
     200    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              5.55%, 4/1/28, LOC: Societe
              Generale*........................         200

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 9,200    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, 5.75%,
              4/1/28, LOC: Societe Generale*...  $    9,200
   1,200    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 5.55%, 4/1/29,
              LOC: Societe Generale*...........       1,200
   4,300    State Air Quality, AMT, 5.75%,
              4/1/28, LOC: Societe Generale*...       4,300
  35,000    Student Loan Funding Corp.,
              Cincinnati, Series 98-A2, AMT,
              5.25%, 8/1/10, LIQ: Bank of
              America*.........................      35,000
                                                 ----------
                                                     75,985
                                                 ----------
Oklahoma (1.7%):
  25,000    Tulsa Municipal Airport Trust
              Revenue 91, AMT, 12/1/30, 5.95%,
              LOC: Bank of America*............      25,000
                                                 ----------
Pennsylvania (1.7%):
   2,800    Allegheny County, Hospital
              Development Authority Revenue,
              Margaret Memorial Hospital,
              5.65%, 10/1/21, LOC: Mellon
              Bank*............................       2,800
   5,150    Allegheny County, IDR, Eye and Ear
              Properties Corp., 5.65%, 2/1/15,
              LOC: PNC Bank*...................       5,150
   1,500    Allegheny County, IDR, United
              Jewish Federation, Series B,
              5.55%, 10/1/25, LOC: PNC Bank*...       1,500
   6,500    Indiana County, IDA, PCR, Conemaugh
              Project, Series A, AMT, 5.45%,
              6/1/27, LOC: UBS*................       6,500
     275    New Castle Area Jameson Hospital,
              5.65%, 7/1/26, FSA*..............         275
   2,500    Philadelphia Redevelopment
              Authority, Revenue, 5.55%,
              12/1/03, LOC: PNC Bank*..........       2,500
   6,300    State Economic Development Finance
              Authority, Revenue, Series 98-D,
              5.65%, 6/1/10, LOC: PNC Bank*....       6,300
                                                 ----------
                                                     25,025
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
South Carolina (0.5%):
 $ 3,800    Piedmont Municipal Power Agency,
              Electric Revenue, Series C,
              5.80%, 1/1/19, MBIA*.............  $    3,800
   3,050    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 5.55%,
              12/1/13, LOC: Bank of America*...       3,050
                                                 ----------
                                                      6,850
                                                 ----------
South Dakota (0.1%):
     980    State Housing Development
              Authority, Homeownership
              Mortgage, Series E, AMT, 5.70%,
              12/14/00, LOC: Westdeutsche
              Landesbank*......................         980
                                                 ----------
Tennessee (2.0%):
  10,500    Montgomery County, Public Building,
              5.40%, 7/1/19, LOC: Bank of
              America*.........................      10,500
  15,000    Montgomery County, State Building
              Authority, Pooled Finance Revenue
              Bonds, Series 1999, 5.40%,
              9/1/29, LOC: Bank of America*....      15,000
   4,000    Nashville & Davidson County, Health
              and Education Facilities Board
              Revenue, Belmont University
              Project, 5.55%, 12/1/22, LOC:
              Suntrust Bank*...................       4,000
                                                 ----------
                                                     29,500
                                                 ----------
Texas (12.8%):
   5,765    Brazos River Authority, PCR, AMT,
              5.85%, 7/1/22, MBIA*.............       5,765
  14,100    Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 5.25%,
              12/1/16, LOC: Credit Suisse First
              Boston*..........................      14,100
  40,000    Harris County Health Facilities
              Developmental Corp., Hospital
              Revenue, Series B-1, 5.75%,
              10/1/29, MBIA*...................      40,000
  28,800    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 5.25%, 6/1/21,
              SLMA*............................      28,800
   9,400    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 5.25%, 6/1/23,
              SLMA*............................       9,400

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
 $12,200    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series X, AMT, 5.25%, 6/1/27,
              SLMA*............................  $   12,200
  69,895    Port Arthur, Navigation District,
              Environmental Facilities, AMT,
              5.40%, 12/1/27, GTY: Motiva
              Enterprises*.....................      69,895
   6,200    South State Higher Education
              Authority, Inc., 5.25%, 12/1/27,
              SLMA*............................       6,200
                                                 ----------
                                                    186,360
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Virginia (1.0%):
 $14,500    Virginia College Building
              Authority, Educational Facilities
              Revenue, 5.70%, 9/1/07, FSA, LIQ:
              JP Morgan*.......................  $   14,500
                                                 ----------
Washington (0.7%):
   9,500    Washington State Finance
              Commission, Avelon Ridge, AMT,
              5.50%, 5/15/26, FNMA*............       9,500
                                                 ----------
                      Total Weekly Demand Notes     922,681
                                                 ----------
Total (Amortized Cost $1,450,813) (a)            $1,450,813
                                                 ==========

------------

Percentages indicated are based on net assets of $1,453,498.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31,1999.

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
FGIC   Insured by Financial Guaranty Insurance Corp.
FNMA   Supported by Fannie Mae
FSA    Supported by Federal Security Assurance
GO     General Obligation
GTY    Guaranty
IDA    Industrial Development Authority
IDR    Industrial Development Revenue
LIQ    Liquidity Agreement
LOC    Letter of Credit
MBIA   Insured by Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SLMA   Student Loan Marketing Association
TRAN   Tax Revenue Anticipation Notes

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES (6.2%):
Michigan (6.2%):
 $ 1,800    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, 4.80%, 12/1/13,
              LOC: Bank of Nova Scotia*........  $  1,800
     700    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, Series E, 4.80%,
              12/1/23*.........................       700
     800    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, Series F, 4.75%,
              12/1/23, LOC: Union Bank of
              Switzerland*.....................       800
   1,000    Midland County, EDC, Limited
              Obligation Revenue, Dow Chemical
              Project, Series A, 5.15%,
              12/1/23*.........................     1,000
     800    Midland County, EDC, Revenue, Dow
              Chemical Project, Series B,
              5.05%, 12/1/15*..................       800
   2,800    State Strategic Fund, Dow Chemical
              Project, 4.80%, 2/1/09*..........     2,800
     500    University of Michigan, Revenue,
              Hospital, 4.80%, 12/1/27*........       500
                                                 --------
                                                    8,400
                                                 --------
  Total Daily Demand Notes                          8,400
                                                 --------
MONTHLY DEMAND NOTES (1.9%):
Michigan (1.9%):
   2,600    Meridian, EDC, Hannah Research &
              Technology Center, 3.90%,
              11/15/15, LOC: Comerica Bank*....     2,600
                                                 --------
  Total Monthly Demand Notes                        2,600
                                                 --------
MUNICIPAL BONDS (11.9%):
Michigan (11.9%):
   1,000    Jackson Public Schools, 4.00%,
              7/6/00, LOC: Comerica............     1,002
   5,130    Municipal Bond Authority, 4.00%,
              6/30/00..........................     5,144
   3,000    Municipal Bond Authority, 4.25%,
              8/25/00..........................     3,013
   6,920    State Housing Development
              Authority, Single Family Mortgage
              Revenue, Series B, 3.95%,
              12/1/00..........................     6,920
                                                 --------
                                                   16,079
                                                 --------
  Total Municipal Bonds                            16,079
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
TAX FREE COMMERCIAL PAPER (19.2%):
Michigan (19.2%):
 $ 5,740    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 3.10%, 2/2/00,
              LOC: Credit Suisse First
              Boston...........................  $  5,740
   5,000    State Building Authority, 3.90%,
              1/12/00, LOC: CIBC...............     5,000
   5,000    State Housing Authority, Single
              Family, Series B, AMT, 3.60%,
              2/3/00, LOC: Heleba Bank.........     5,000
   1,900    University of Michigan, Series B,
              3.75%, 1/25/00...................     1,900
   3,200    University of Michigan, Series B,
              3.55%, 2/7/00....................     3,200
   5,000    University of Michigan, Series B,
              3.55%, 3/1/00....................     5,000
                                                 --------
                                                   25,840
                                                 --------
  Total Tax Free Commercial Paper                  25,840
                                                 --------
WEEKLY DEMAND NOTES (60.5%):
Michigan (60.5%):
     190    Ann Arbor, EDC, Revenue, Webers,
              Inc. Project, 5.60%, 5/1/00, LOC:
              Comerica Bank*...................       190
   1,600    Detroit Sewage Disposal, Revenue,
              Series B, 5.60%, 7/1/23, MBIA*...     1,600
   1,100    Detroit Water Supply, 5.75%,
              7/1/16*..........................     1,100
   5,700    Higher Education Student Loan,
              Series XII-B, 5.25%, 10/1/13,
              AMBAC*...........................     5,700
   4,100    Higher Education Student Loan,
              Series XII-D, 5.25%, 10/1/15,
              AMBAC*...........................     4,100
   4,600    Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, 5.65%, 6/1/17, LOC:
              Comerica Bank*...................     4,600
   1,000    Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 5.55%,
              9/1/15, LOC: Old Kent Bank &
              Trust*...........................     1,000
   4,000    Kalamazoo County, EDC, Revenue,
              Friendship Village, Series B,
              5.45%, 5/15/27, LOC: Lasalle
              National Bank*...................     4,000
   2,575    Oakland County, EDC, Revenue, IBC
              North America, Inc. Project,
              5.65%, 7/1/18, LOC: Comerica
              Bank*............................     2,575
   2,500    State Building Authority, 5.56%,
              10/1/15*.........................     2,500

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 1,300    State Hospital Authority, Revenue,
              Hospital Equipment Loan Program,
              Series A, 5.65%, 12/1/23, LOC:
              First of America Bank*...........  $  1,300
     300    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              5.20%, 6/1/01*...................       300
   1,800    State Hospital Finance Authority,
              5.65%, 12/1/23*..................     1,800
   2,200    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              5.65%, 12/1/23*..................     2,200
     950    State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              Series A, 5.65%, 12/1/23*........       950
   3,235    State Hospital Finance Authority,
              5.65%, 12/1/23*..................     3,235
   4,250    State Housing Development
              Authority, AMT, 5.70%,
              12/1/42*.........................     4,250
   3,400    State Housing Development
              Authority, Rental Housing
              Revenue, Series B, 5.60%, 4/1/19,
              LOC: Landerbank Hessen Thur
              Giro*............................     3,400
   4,800    State Housing Development
              Authority, Revenue, Woodland
              Meadows Project, 5.75%, 3/1/13,
              LOC: Swiss Bank*.................     4,800
     600    State Strategic Finance Authority,
              Hospital Equipment Loan Program,
              Series A, 5.65%, 12/1/23*........       600
   1,400    State Strategic Fund, 5.55%,
              7/1/24, LOC: Bank of America*....     1,400
   2,800    State Strategic Fund, Detroit
              Edison Co., 5.75%, 9/1/21*.......     2,800
   1,500    State Strategic Fund, IDR, AMT, C-
              Tec, Inc. Project, 5.65%,
              10/1/11, LOC: Suntrust Bank*.....     1,500

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 3,165    State Strategic Fund, Revenue,
              Pyper Products Corp. Project,
              5.65%, 10/1/18, LOC: Comerica*...  $  3,165
     500    State Strategic Fund, Revenue, Van
              Andel Research Institute, 5.65%,
              11/1/27*.........................       500
   1,605    State Strategic Fund, Revenue, AMT,
              Dennenlease L C Project, 5.70%,
              4/1/10, LOC: Old Kent Bank &
              Trust*...........................     1,605
     890    State Strategic Fund, Revenue, AMT,
              Ironwood Plastics, Inc. Project,
              5.70%, 11/1/11, LOC: First of
              America Bank*....................       890
     200    State Strategic Fund, Revenue, AMT,
              Quincy Street, Inc. Project,
              5.65%, 12/1/22, LOC: Comerica
              Bank*............................       200
   7,600    State Strategic Fund, Revenue, Van
              Andel Research Institute, 5.65%,
              3/1/39, LOC: Michigan National
              Bank*............................     7,600
   3,800    State Strategic Fund, Solid Waste
              Disposal, Revenue, Grayling
              Generating Project, 5.55%,
              1/1/14, LOC: Barclays Bank New
              York*............................     3,800
   7,700    State University, Revenue, Series
              A-2, 5.50%, 8/15/22*.............     7,700
     200    Wayne Charter County, Airport
              Revenue, AMT, Detroit
              Metropolitan County, Series B,
              5.25%, 12/1/16, LOC: Bayerische
              Landesbank*......................       200
                                                 --------
                                                   81,560
                                                 --------
  Total Weekly Demand Notes                        81,560
                                                 --------
Total (Amortized Cost $134,479) (a)              $134,479
                                                 ========

------------
Percentages indicated are based on net assets of $134,861.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 1999.

AMT    Alternative Minimum Tax
AMBAC  Insured by AMBAC Indemnity Corp.
CIBC   Canadian Imperial Bank of Commerce
EDC    Economic Development Corporation
IDR    Industrial Development Revenue
LOC    Letter of Credit
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
ANTICIPATION NOTES (16.9%):
Ohio (16.9%):
 $1,700     Butler County, GO, 4.25%,
              9/27/00..........................  $  1,706
  1,500     City of Athens, 4.25%, 11/22/00....     1,505
  1,500     Fairfield County, GO, 4.00%,
              7/25/00..........................     1,504
  2,000     Hilliard School District, 4.25%,
              5/25/00..........................     2,002
  2,200     Orange City School District, 3.64%,
              7/20/00..........................     2,203
  1,000     Solon, GO, 3.60%, 6/15/00..........     1,002
  1,300     Union County, 3.61%, 6/15/00.......     1,301
  3,000     University of Cincinnati, General
              Receipts, 3.14%, 3/1/00..........     3,001
  3,500     University of Cincinnati, General
              Receipts, 4.25%, 12/21/00........     3,511
                                                 --------
                                                   17,735
                                                 --------
  Total Anticipation Notes                         17,735
                                                 --------
DAILY DEMAND NOTES (2.5%):
Ohio (2.5%):
    500     Cuyahoga County Economic
              Development, Revenue, Cleveland
              Orchestra, 4.75%, 4/1/28*........       500
    100     Franklin County, Franciscan
              Sister -- St. Anthony Health
              System, 4.70%, 7/1/15, LOC:
              Chemical Bank*...................       100
    100     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 4.50%,
              12/1/15, LOC: Union Bank of
              Switzerland*.....................       100
    700     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 4.75%,
              9/1/30, LOC: ABN AMRO Bank*......       700
  1,200     State Solid Waste, 5.35%,
              7/1/15*..........................     1,200
                                                 --------
                                                    2,600
                                                 --------
  Total Daily Demand Notes                          2,600
                                                 --------
MONTHLY DEMAND NOTES (4.7%):
Ohio (4.7%):
  4,900     Housing Finance Agency, Kenwood
              Retirement Project, 4.10%,
              12/1/15, LOC: Morgan Guaranty*...     4,900
                                                 --------
  Total Monthly Demand Notes                        4,900
                                                 --------
PUT BOND (2.0%):
Ohio (2.0%):
  2,100     State Air Quality Development,
              Revenue, 3.75%, 9/1/18*..........     2,100
                                                 --------
  Total Put Bond                                    2,100
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
TAX FREE COMMERCIAL PAPER (8.5%):
Ohio (8.5%):
 $2,500     State Air Quality Development
              Authority, Cleveland Electric
              Illuminating Co., Series B,
              3.05%, 2/9/00....................  $  2,500
  3,000     State University, General Receipts,
              Series B, 3.40%, 2/1/00..........     3,000
  2,400     State Water Development Authority,
              Cleveland Electric Illuminating
              Co., 3.80%, 3/10/00..............     2,400
  1,000     State Water Development Authority,
              Cleveland Electric Illuminating
              Co., 3.80%, 3/10/00..............     1,000
                                                 --------
                                                    8,900
                                                 --------
  Total Tax Free Commercial Paper                   8,900
                                                 --------
WEEKLY DEMAND NOTES (65.1%):
Ohio (65.1%):
  2,500     Cleveland Airport System, Series D,
              Airport Revenue, AMT, 5.25%,
              1/1/27, LOC: Toronto Dominion
              Bank*............................     2,500
  4,100     Clinton County, Hospital Revenue,
              3.50%, 6/1/28, LOC: Fifth Third
              Bank*............................     4,100
  5,000     Cuyahoga County Economic
              Development, Revenue, Hathaway
              Brown School Project, 5.50%,
              1/15/29, LOC: Keybank*...........     5,000
  1,300     Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 5.65%, 1/1/26, LOC:
              Morgan Guaranty*.................     1,300
  5,700     Cuyahoga County, Hospital Revenue,
              Series C, 5.65%, 1/15/29*........     5,700
    300     Cuyahoga County, IDR, Allen Group,
              Inc., 5.65%, 4/1/12, LOC:
              Dresdner Bank AG*................       300
  2,135     Cuyahoga County, Revenue, 5.60%,
              12/1/12, LOC: National City
              Bank*............................     2,135
    900     Franklin County, Inland Products,
              Inc., 5.65%, 6/1/04, LOC: PNC
              Bank*............................       900
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 5.50%,
              5/15/17, LOC: PNC Bank*..........     1,500

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $2,825     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance of Cincinnati, Series B,
              5.35%, 1/1/18, MBIA*.............  $  2,825
  1,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 3.35%,
              1/1/18, MBIA*....................     1,000
  5,000     Housing Finance Agency, Project 98
              A-1, 5.45%, 7/1/18, LOC: U.S.
              Bank, N.A.*......................     5,000
  4,000     Housing Finance Agency, Revenue,
              Series #15, 5.90%, 9/1/19,
              FSA*.............................     4,000
  3,000     Housing Finance Agency, Spring
              Valley Apartments, 5.60%,
              12/15/29, LOC: KeyBank*..........     3,000
  4,963     Montgomery County, Revenue, 5.60%,
              1/1/29, LOC: Federal Home Loan
              Bank*............................     4,963
  1,900     Ross County, Hospital Facilities,
              Medical Center Project, 5.50%,
              12/1/20, LOC: Fifth Third
              Bank*............................     1,900
  4,900     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 5.55%, 4/1/29,
              LOC: Societe Generale*...........     4,900

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $4,800     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              5.55%, 4/1/28, LOC: Societe
              Generale*........................  $  4,800
    800     State Air Quality Development
              Authority, Revenue Bond, Timken
              Co. Project, AMT, 5.65%, 6/1/01,
              LOC: Wachovia Bank*..............       800
  2,600     State Water Development Authority,
              Timken Co. Project, 5.65%,
              6/1/01, LOC: Wachovia Bank*......     2,600
  1,500     Student Loan Funding Corp.,
              Cincinnati, Series A-1, AMT,
              5.25%, 1/1/07, LOC: Bank of
              America*.........................     1,500
  3,700     Student Loan Funding Corp.,
              Cincinnati, Series 1998-A2,
              5.25%, 8/1/10, LOC: Bank of
              America*.........................     3,700
  4,000     Summit County, IDR, Series 1999,
              AMT, 5.60%, 6/1/19, LOC:
              KeyBank*.........................     4,000
                                                 --------
                                                   68,423
                                                 --------
  Total Weekly Demand Notes                        68,423
                                                 --------
Total (Amortized Cost $104,658) (a)              $104,658
                                                 ========

------------

Percentages indicated are based on net assets of $104,944.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

AMT    Alternative Minimum Tax Paper
FSA    Supported by Federal Security Assurance
GO     General Obligation
IDR    Industrial Development Revenue
LOC    Letter of Credit
MBIA   Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                           U.S. TREASURY                     MICHIGAN          OHIO
                                               PRIME        SECURITIES       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                           MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                               FUND            FUND            FUND            FUND            FUND
                                           -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments, at amortized cost...........   $9,220,683      $7,366,535      $1,450,813       $134,479        $104,658
Cash.....................................            1              --              41             91              61
Interest receivable......................       64,169          55,749           8,104            822             627
Receivable for capital shares issued.....          949              35              --             --              --
                                            ----------      ----------      ----------       --------        --------
TOTAL ASSETS.............................    9,285,802       7,422,319       1,458,958        135,392         105,346
                                            ----------      ----------      ----------       --------        --------
LIABILITIES:
Dividends payable........................       42,305          29,098           4,599            401             313
Payable for capital shares redeemed......          900               5              --             --              --
Accrued expenses and other payables:
  Investment advisory fees...............        2,530           1,959             355             34              24
  Administration fees....................          655             509             109              9               7
  12b-1 fees.............................          700             393              92             19               9
  Other..................................          429             281             305             68              49
                                            ----------      ----------      ----------       --------        --------
TOTAL LIABILITIES........................       47,519          32,245           5,460            531             402
                                            ----------      ----------      ----------       --------        --------
NET ASSETS:
Capital..................................    9,238,020       7,390,584       1,453,621        134,862         105,020
Undistributed (distributions in excess
  of) net investment income..............          266             394            (123)            --             (75)
Accumulated undistributed net realized
  gains (losses) from investment
  transactions...........................           (3)           (904)             --             (1)             (1)
                                            ----------      ----------      ----------       --------        --------
NET ASSETS...............................   $9,238,283      $7,390,074      $1,453,498       $134,861        $104,944
                                            ==========      ==========      ==========       ========        ========
NET ASSETS:
  Class I................................   $5,970,939      $5,478,181      $1,036,221       $ 76,205        $ 63,464
  Class A................................    3,243,884       1,909,045         417,196         58,656          41,480
  Class B................................       19,948           1,600              --             --              --
  Class C................................           --           1,059              --             --              --
  Service Class..........................        3,512             189              81             --              --
                                            ----------      ----------      ----------       --------        --------
Total....................................   $9,238,283      $7,390,074      $1,453,498       $134,861        $104,944
                                            ==========      ==========      ==========       ========        ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I................................    5,970,714       5,478,527       1,036,290         76,205          63,495
  Class A................................    3,243,839       1,909,212         417,246         58,657          41,501
  Class B................................       19,946           1,600              --             --              --
  Class C................................           --           1,059              --             --              --
  Service Class..........................        3,512             189              81             --              --
                                            ----------      ----------      ----------       --------        --------
Total....................................    9,238,011       7,390,587       1,453,617        134,862         104,996
                                            ==========      ==========      ==========       ========        ========
Net Asset Value -- offering and
  redemption price per share (Class I,
  Class A, Class B, Class C and Service
  Class shares)..........................   $     1.00      $     1.00      $     1.00       $   1.00        $   1.00
                                            ==========      ==========      ==========       ========        ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                   U.S. TREASURY                    MICHIGAN         OHIO
                                       PRIME        SECURITIES      MUNICIPAL      MUNICIPAL      MUNICIPAL
                                    MONEY MARKET   MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                        FUND           FUND            FUND           FUND           FUND
                                    ------------   -------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest income...................    $127,273       $183,253        $26,862         $2,734         $1,828
Discount accretion................     126,129          6,169             --             --             --
Premium amortization..............          --             --           (246)           (46)           (23)
Dividend income...................          --             --             48             --             11
Income from securities lending....           1              4             --             --             --
                                      --------       --------        -------         ------         ------
Total Income......................     253,403        189,426         26,664          2,688          1,816
                                      --------       --------        -------         ------         ------
EXPENSES:
Investment advisory fees..........      15,887         12,790          2,661            271            157
Administration fees...............       7,323          5,895          1,226            125             85
12b-1 fees (Class A)..............       4,089          2,436            566             90             49
12b-1 fees (Class B)..............          75              7             --             --             --
12b-1 fees (Class C)..............          --              3             --             --             --
12b-1 fees (Service Class)........           8             --(a)          --(a)          --             --
Custodian fees....................          98             78             21              6              3
Legal and audit fees..............          21              8             15             11              7
Trustees' fees and expenses.......          60             59             27              8              4
Transfer agent fees...............         908            236             31              3              3
Registration and filing fees......         316            416             66             19             11
Printing costs....................         188             87             31              9              6
Other.............................          66            110             32              5              3
                                      --------       --------        -------         ------         ------
Total expenses before waivers.....      29,039         22,125          4,676            547            328
Less waivers......................      (1,411)        (1,096)          (627)           (83)           (45)
                                      --------       --------        -------         ------         ------
Net Expenses......................      27,628         21,029          4,049            464            283
                                      --------       --------        -------         ------         ------
Net Investment Income.............     225,775        168,397         22,615          2,224          1,533
                                      --------       --------        -------         ------         ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
Net realized gains (losses) from
  investment transactions.........          (3)          (904)            --             --             --
                                      --------       --------        -------         ------         ------
Change in net assets resulting
  from operations.................    $225,772       $167,493        $22,615         $2,224         $1,533
                                      ========       ========        =======         ======         ======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                    PRIME                U.S. TREASURY SECURITIES             MUNICIPAL
                              MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND
                          --------------------------    --------------------------    --------------------------
                           SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                             ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED
                          DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                              1999           1999           1999           1999           1999           1999
                          ------------    ----------    ------------    ----------    ------------    ----------
                          (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT
  ACTIVITIES:
OPERATIONS:
    Net investment
       income...........   $  225,775     $  235,999     $  168,397     $  252,029     $   22,615     $   26,794
    Net realized gains
       (losses) from
       investment
       transactions.....           (3)           170           (904)           178             --             10
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets
  resulting from
  operations............      225,772        236,169        167,493        252,207         22,615         26,804
                           ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment
       income...........     (146,754)      (179,573)      (125,277)      (185,187)       (16,277)       (21,187)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment
       income...........      (78,666)       (56,159)       (43,080)       (66,805)        (6,337)        (5,607)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment
       income...........         (308)          (267)           (27)           (28)            --             --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment
       income...........           --             --            (11)            (9)            --             --
DISTRIBUTIONS TO SERVICE
  CLASS SHAREHOLDERS:
    From net investment
       income...........          (47)            --(a)          (2)            --(a)          (1)            --(a)
                           ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets
  from shareholder
  distributions.........     (225,775)      (235,999)      (168,397)      (252,029)       (22,615)       (26,794)
                           ----------     ----------     ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
  Change in net assets
    from share
    transactions........      659,125      5,355,090       (284,059)     3,787,719        (52,191)       902,743
                           ----------     ----------     ----------     ----------     ----------     ----------
  Change in net
    assets..............      659,122      5,355,260       (284,963)     3,787,897        (52,191)       902,753
NET ASSETS:
    Beginning of
       period...........    8,579,161      3,223,901      7,675,037      3,887,140      1,505,689        602,936
                           ----------     ----------     ----------     ----------     ----------     ----------
    End of period.......   $9,238,283     $8,579,161     $7,390,074     $7,675,037     $1,453,498     $1,505,689
                           ==========     ==========     ==========     ==========     ==========     ==========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                 MICHIGAN MUNICIPAL                      OHIO MUNICIPAL
                                                  MONEY MARKET FUND                    MONEY MARKET FUND
                                     -------------------------------------------    ------------------------
                                      SIX MONTHS     SIX MONTHS         YEAR         SIX MONTHS       YEAR
                                        ENDED           ENDED          ENDED           ENDED         ENDED
                                     DECEMBER 31,     JUNE 30,      DECEMBER 31,    DECEMBER 31,    JUNE 30,
                                         1999          1999(A)          1998            1999          1999
                                     ------------    -----------    ------------    ------------    --------
                                     (UNAUDITED)                                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income.........    $  2,224       $  2,371        $  3,491        $  1,533      $  3,159
     Net realized gains (losses)
       from investment
       transactions................          --             --              --              --             7
                                       --------       --------        --------        --------      --------
Change in net assets resulting from
  operations.......................       2,224          2,371           3,491           1,533         3,166
                                       --------       --------        --------        --------      --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
     From net investment income....      (1,235)        (1,526)         (2,295)           (992)       (2,108)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
     From net investment income....        (989)          (845)         (1,196)           (541)       (1,051)
                                       --------       --------        --------        --------      --------
Change in net assets from
  shareholder distributions........      (2,224)        (2,371)         (3,491)         (1,533)       (3,159)
                                       --------       --------        --------        --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from share
  transactions.....................     (25,451)       (14,803)         71,025          12,019       (23,406)
                                       --------       --------        --------        --------      --------
Change in net assets...............     (25,451)       (14,803)         71,025          12,019       (23,399)
NET ASSETS:
     Beginning of period...........     160,312        175,115         104,090          92,925       116,324
                                       --------       --------        --------        --------      --------
     End of period.................    $134,861       $160,312        $175,115        $104,944      $ 92,925
                                       ========       ========        ========        ========      ========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Statements of Changes in Net Assets for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                             PRIME               U.S. TREASURY SECURITIES
                                                       MONEY MARKET FUND            MONEY MARKET FUND
                                                  ---------------------------   --------------------------
                                                   SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                                      ENDED          ENDED         ENDED          ENDED
                                                  DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                                      1999           1999           1999          1999
                                                  -------------   -----------   ------------   -----------
                                                   (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
 Proceeds from shares issued....................   $ 9,193,669    $10,475,138   $ 6,736,222    $ 9,521,758
 Proceeds from shares issued in Marquis
   acquisition..................................            --             --            --        596,344
 Proceeds from shares issued in Pegasus
   acquisition..................................            --      1,823,937            --        810,294
 Dividends reinvested...........................        20,994         13,391         2,175          1,320
 Cost of shares redeemed........................    (8,641,927)    (9,531,087)   (6,859,445)    (8,355,555)
                                                   -----------    -----------   -----------    -----------
 Change in net assets from Class I Share
   transactions.................................   $   572,736    $ 2,781,379   $  (121,048)   $ 2,574,161
                                                   ===========    ===========   ===========    ===========
CLASS A SHARES:
 Proceeds from shares issued....................   $ 3,732,728    $ 5,106,463   $ 3,212,192    $ 4,481,220
 Proceeds from shares issued in Marquis
   acquisition..................................            --             --            --        636,624
 Proceeds from shares issued in Pegasus
   acquisition..................................            --        940,816            --        243,448
 Dividends reinvested...........................        45,989         34,396        15,780         25,900
 Cost of shares redeemed........................    (3,705,860)    (3,515,979)   (3,392,130)    (4,175,153)
                                                   -----------    -----------   -----------    -----------
 Change in net assets from Class A Share
   transactions.................................   $    72,857    $ 2,565,696   $  (164,158)   $ 1,212,039
                                                   ===========    ===========   ===========    ===========
CLASS B SHARES:
 Proceeds from shares issued....................   $    17,392    $    20,848   $     1,202    $     2,299
 Proceeds from shares issued in Pegasus
   acquisition..................................            --            474            --             --
 Dividends reinvested...........................           247            225            22             23
 Cost of shares redeemed........................        (7,546)       (13,605)         (636)        (1,491)
                                                   -----------    -----------   -----------    -----------
 Change in net assets from Class B Share
   transactions.................................   $    10,093    $     7,942   $       588    $       831
                                                   ===========    ===========   ===========    ===========
CLASS C SHARES:
 Proceeds from shares issued....................                                $     1,121    $       855
 Dividends reinvested...........................                                         10              7
 Cost of shares redeemed........................                                       (756)          (179)
                                                                                -----------    -----------
 Change in net assets from Class C Share
   transactions.................................                                $       375    $       683
                                                                                ===========    ===========
SERVICE CLASS SHARES:
 Proceeds from shares issued....................   $     4,913    $       130   $       434    $         5
 Dividends reinvested...........................            33             --(a)           2            --(a)
 Cost of shares redeemed........................        (1,507)           (57)         (252)            --
                                                   -----------    -----------   -----------    -----------
 Change in net assets from Service Class Share
   transactions.................................   $     3,439    $        73   $       184    $         5
                                                   ===========    ===========   ===========    ===========
SHARE TRANSACTIONS:

CLASS I SHARES:
 Issued.........................................     9,193,670     10,475,147     6,736,222      9,521,761
 Issued in Marquis acquisition..................            --             --            --        596,344
 Issued in Pegasus acquisition..................            --      1,823,940            --        810,294
 Reinvested.....................................        20,994         13,391         2,175          1,320
 Redeemed.......................................    (8,641,933)    (9,531,115)   (6,859,445)    (8,355,553)
                                                   -----------    -----------   -----------    -----------
 Change in Class I Shares.......................       572,731      2,781,363      (121,048)     2,574,166
                                                   ===========    ===========   ===========    ===========
CLASS A SHARES:
 Issued.........................................     3,732,763      5,106,424     3,212,193      4,481,152
 Issued in Marquis acquisition..................            --             --            --        636,677
 Issued in Pegasus acquisition..................            --        940,824            --        243,464
 Reinvested.....................................        45,989         34,396        15,780         25,900
 Redeemed.......................................    (3,705,893)    (3,515,939)   (3,392,131)    (4,175,136)
                                                   -----------    -----------   -----------    -----------
 Change in Class A Shares.......................        72,859      2,565,705      (164,158)     1,212,057
                                                   ===========    ===========   ===========    ===========
CLASS B SHARES:
 Issued.........................................        17,393         20,848         1,202          2,299
 Issued in Pegasus acquisition..................            --            474            --             --
 Reinvested.....................................           247            225            22             23
 Redeemed.......................................        (7,547)       (13,606)         (636)        (1,491)
                                                   -----------    -----------   -----------    -----------
 Change in Class B Shares.......................        10,093          7,941           588            831
                                                   ===========    ===========   ===========    ===========
CLASS C SHARES:
 Issued.........................................                                      1,121            855
 Reinvested.....................................                                         10              7
 Redeemed.......................................                                       (756)          (179)
                                                                                -----------    -----------
 Change in Class C Shares.......................                                        375            683
                                                                                ===========    ===========
SERVICE CLASS SHARES:
 Issued.........................................         4,913            130           434              5
 Reinvested.....................................            33             --(a)           2            --(a)
 Redeemed.......................................        (1,507)           (57)         (252)            --
                                                   -----------    -----------   -----------    -----------
 Change in Service Class Shares.................         3,439             73           184              5
                                                   ===========    ===========   ===========    ===========

                                                          MUNICIPAL
                                                      MONEY MARKET FUND
                                                  --------------------------
                                                   SIX MONTHS       YEAR
                                                     ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,
                                                      1999          1999
                                                  ------------   -----------
                                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued....................   $ 659,998     $ 1,253,959
 Proceeds from shares issued in Marquis
   acquisition..................................          --          45,820
 Proceeds from shares issued in Pegasus
   acquisition..................................          --         561,610
 Dividends reinvested...........................         251             254
 Cost of shares redeemed........................    (701,233)     (1,282,573)
                                                   ---------     -----------
 Change in net assets from Class I Share
   transactions.................................   $ (40,984)    $   579,070
                                                   =========     ===========
CLASS A SHARES:
 Proceeds from shares issued....................   $ 427,064     $   922,223
 Proceeds from shares issued in Marquis
   acquisition..................................          --          63,948
 Proceeds from shares issued in Pegasus
   acquisition..................................          --         120,724
 Dividends reinvested...........................       3,880           3,708
 Cost of shares redeemed........................    (442,196)       (786,966)
                                                   ---------     -----------
 Change in net assets from Class A Share
   transactions.................................   $ (11,252)    $   323,637
                                                   =========     ===========
CLASS B SHARES:
 Proceeds from shares issued....................
 Proceeds from shares issued in Pegasus
   acquisition..................................
 Dividends reinvested...........................
 Cost of shares redeemed........................
 Change in net assets from Class B Share
   transactions.................................
CLASS C SHARES:
 Proceeds from shares issued....................
 Dividends reinvested...........................
 Cost of shares redeemed........................
 Change in net assets from Class C Share
   transactions.................................
SERVICE CLASS SHARES:
 Proceeds from shares issued....................   $     247     $        84
 Dividends reinvested...........................           1              --(a)
 Cost of shares redeemed........................        (203)            (48)
                                                   ---------     -----------
 Change in net assets from Service Class Share
   transactions.................................   $      45     $        36
                                                   =========     ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued.........................................     659,998       1,253,959
 Issued in Marquis acquisition..................          --          45,820
 Issued in Pegasus acquisition..................          --         561,569
 Reinvested.....................................         251             254
 Redeemed.......................................    (701,233)     (1,282,573)
                                                   ---------     -----------
 Change in Class I Shares.......................     (40,984)        579,029
                                                   =========     ===========
CLASS A SHARES:
 Issued.........................................     427,065         922,198
 Issued in Marquis acquisition..................          --          63,933
 Issued in Pegasus acquisition..................          --         120,764
 Reinvested.....................................       3,880           3,708
 Redeemed.......................................    (442,196)       (786,927)
                                                   ---------     -----------
 Change in Class A Shares.......................     (11,251)        323,676
                                                   =========     ===========
CLASS B SHARES:
 Issued.........................................
 Issued in Pegasus acquisition..................
 Reinvested.....................................
 Redeemed.......................................
 Change in Class B Shares.......................
CLASS C SHARES:
 Issued.........................................
 Reinvested.....................................
 Redeemed.......................................
 Change in Class C Shares.......................
SERVICE CLASS SHARES:
 Issued.........................................         247              84
 Reinvested.....................................           1              --(a)
 Redeemed.......................................        (203)            (48)
                                                   ---------     -----------
 Change in Service Class Shares.................          45              36
                                                   =========     ===========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                                                                                     OHIO MUNICIPAL
                                                     MICHIGAN MUNICIPAL MONEY MARKET FUND          MONEY MARKET FUND
                                                  ------------------------------------------   --------------------------
                                                   SIX MONTHS     SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                                      ENDED          ENDED         ENDED          ENDED          ENDED
                                                  DECEMBER 31,     JUNE 30,     DECEMBER 31,   DECEMBER 31,    JUNE 30,
                                                      1999          1999(A)         1998           1999          1999
                                                  -------------   -----------   ------------   ------------   -----------
                                                   (UNAUDITED)                                 (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
 Proceeds from shares issued....................   $    92,062    $  152,638    $   299,355    $    77,669    $   208,865
 Dividends reinvested...........................            74            50             37             12             38
 Cost of shares redeemed........................      (107,142)     (172,310)      (263,447)       (69,963)      (230,386)
                                                   -----------    -----------   -----------    -----------    -----------
 Change in net assets from Class I Share
   transactions.................................   $   (15,006)   $  (19,622)   $    35,945    $     7,718    $   (21,483)
                                                   ===========    ===========   ===========    ===========    ===========
CLASS A SHARES:
 Proceeds from shares issued....................   $    82,151    $  178,381    $   154,185    $    57,640    $   166,469
 Dividends reinvested...........................           626           492            832            509          1,020
 Cost of shares redeemed........................       (93,222)     (174,054)      (119,937)       (53,848)      (169,412)
                                                   -----------    -----------   -----------    -----------    -----------
 Change in net assets from Class A Share
   transactions.................................   $   (10,445)   $    4,819    $    35,080    $     4,301    $    (1,923)
                                                   ===========    ===========   ===========    ===========    ===========
SHARE TRANSACTIONS:

CLASS I SHARES:
 Issued.........................................        92,062       152,638        299,355         77,669        208,865
 Reinvested.....................................            74            50             37             12             38
 Redeemed.......................................      (107,142)     (172,310)      (263,447)       (69,963)      (230,386)
                                                   -----------    -----------   -----------    -----------    -----------
 Change in Class I Shares.......................       (15,006)      (19,622)        35,945          7,718        (21,483)
                                                   ===========    ===========   ===========    ===========    ===========
CLASS A SHARES:
 Issued.........................................        82,151       178,381        154,185         57,640        166,470
 Reinvested.....................................           626           492            832            509          1,020
 Redeemed.......................................       (93,222)     (174,054)      (119,937)       (53,848)      (169,412)
                                                   -----------    -----------   -----------    -----------    -----------
 Change in Class A Shares.......................       (10,445)        4,819         35,080          4,301         (1,922)
                                                   ===========    ===========   ===========    ===========    ===========

------------

(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Schedules of Capital Stock Activity for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 PRIME MONEY MARKET FUND
                                      -----------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                      -----------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                            YEAR ENDED JUNE 30,
                                      DECEMBER 31,   --------------------------------------------------------------
                                          1999          1999         1998         1997         1996         1995
                                      ------------   ----------   ----------   ----------   ----------   ----------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............   $    1.000    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                       ----------    ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income.............        0.025         0.049        0.053        0.051        0.054        0.052
                                       ----------    ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income.............       (0.025)       (0.049)      (0.053)      (0.051)      (0.054)      (0.052)
                                       ----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
  END OF PERIOD.....................   $    1.000    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                       ==========    ==========   ==========   ==========   ==========   ==========
Total Return........................         2.57%(a)       4.98%       5.39%        5.20%        5.49%        5.34%

RATIOS/ SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................   $5,970,939    $5,398,206   $2,616,698   $2,563,768   $2,186,562   $1,965,416
  Ratio of expenses to average net
    assets..........................         0.52%(b)       0.50%       0.51%        0.48%        0.44%        0.41%
  Ratio of net investment income to
    average net assets..............         5.07%(b)       4.79%       5.26%        5.08%        5.34%        5.27%
  Ratio of expenses to average net
    assets*.........................         0.55%(b)       0.54%       0.58%        0.56%        0.55%        0.57%
  Ratio of net investment income to
    average net assets*.............         5.04%(b)       4.75%       5.19%        5.00%        5.23%        5.12%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   PRIME MONEY MARKET FUND
                                            ---------------------------------------------------------------------
                                                                       CLASS A SHARES
                                            ---------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                        YEAR ENDED JUNE 30,
                                            DECEMBER 31,   ------------------------------------------------------
                                                1999          1999        1998       1997       1996       1995
                                            ------------   ----------   --------   --------   --------   --------
                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................   $    1.000    $    1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                             ----------    ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income...................        0.024         0.046      0.050      0.048      0.051      0.050
                                             ----------    ----------   --------   --------   --------   --------
Distributions:
  Net investment income...................       (0.024)       (0.046)    (0.050)    (0.048)    (0.051)    (0.050)
                                             ----------    ----------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD...........................   $    1.000    $    1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                             ==========    ==========   ========   ========   ========   ========
Total Return..............................         2.44%(a)       4.72%     5.13%      4.94%      5.22%      5.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......   $3,243,884    $3,171,028   $605,291   $332,646   $315,374   $201,968
  Ratio of expenses to average net
    assets................................         0.77%(b)       0.75%     0.76%      0.73%      0.69%      0.67%
  Ratio of net investment income to
    average net assets....................         4.81%(b)       4.47%     5.01%      4.83%      5.09%      5.02%
  Ratio of expenses to average net
    assets*...............................         0.80%(b)       0.79%     0.83%      0.91%      0.90%      0.92%
  Ratio of net investment income to
    average net assets*...................         4.78%(b)       4.43%     4.94%      4.65%      4.88%      4.77%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                              PRIME MONEY
                                                   PRIME MONEY MARKET FUND                    MARKET FUND
                                        ---------------------------------------------   ------------------------
                                                       CLASS B SHARES                     SERVICE CLASS SHARES
                                        ---------------------------------------------   ------------------------
                                         SIX MONTHS      YEAR ENDED      NOVEMBER 21,    SIX MONTHS    APRIL 16,
                                           ENDED          JUNE 30,         1996 TO         ENDED        1999 TO
                                        DECEMBER 31,   ---------------     JUNE 30,     DECEMBER 31,   JUNE 30,
                                            1999        1999     1998      1997(A)          1999        1999(A)
                                        ------------   ------   ------   ------------   ------------   ---------
                                        (UNAUDITED)                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................    $ 1.000      $1.000   $1.000      $1.000         $1.000       $1.000
                                          -------      ------   ------      ------         ------       ------
Investment Activities:
  Net investment income...............      0.020       0.039    0.043       0.026          0.023        0.008
                                          -------      ------   ------      ------         ------       ------
Distributions:
  Net investment income...............     (0.020)     (0.039)  (0.043)     (0.026)        (0.023)      (0.008)
                                          -------      ------   ------      ------         ------       ------
NET ASSET VALUE,
  END OF PERIOD.......................    $ 1.000      $1.000   $1.000      $1.000         $1.000       $1.000
                                          =======      ======   ======      ======         ======       ======
Total Return..........................       2.06%(b)    3.94%    4.35%       2.63%(b)       2.29%(b)     0.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $19,948      $9,854   $1,912      $  618         $3,512       $   73
  Ratio of expenses to average net
    assets............................       1.52%(c)    1.50%    1.51%       1.51%(c)       1.07%(c)     1.05%(c)
  Ratio of net investment income to
    average net assets................       4.13%(c)    3.80%    4.25%       4.16%(c)       4.66%(c)     4.02%(c)
  Ratio of expenses to average net
    assets*...........................       1.55%(c)    1.54%    1.57%       1.59%(c)       1.30%(c)     1.28%(c)
  Ratio of net investment income to
    average net assets*...............       4.10%(c)    3.76%    4.19%       4.08%(c)       4.43%(c)     3.79%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       U.S. TREASURY SECURITIES MONEY MARKET FUND
                                      -----------------------------------------------------------------------------
                                                                     CLASS I SHARES
                                      -----------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                            YEAR ENDED JUNE 30,
                                      DECEMBER 31,   --------------------------------------------------------------
                                          1999          1999         1998         1997         1996         1995
                                      ------------   ----------   ----------   ----------   ----------   ----------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............   $    1.000    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                       ----------    ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income.............        0.023         0.045        0.051        0.050        0.052        0.050
                                       ----------    ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income.............       (0.023)       (0.045)      (0.051)      (0.050)(a)     (0.052)     (0.050)
                                       ----------    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
  END OF PERIOD.....................   $    1.000    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                       ==========    ==========   ==========   ==========   ==========   ==========
Total Return........................         2.37%(b)       4.63%       5.19%        5.07%        5.34%        5.07%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)...........................   $5,478,181    $5,599,894   $3,025,608   $2,243,376   $1,844,590   $1,178,091
  Ratio of expenses to average net
    assets..........................         0.51%(c)       0.51%       0.52%        0.46%        0.42%        0.41%
  Ratio of net investment income to
    average net assets..............         4.68%(c)       4.52%       5.07%        4.95%        5.17%        4.96%
  Ratio of expenses to average net
    assets*.........................         0.54%(c)       0.54%       0.60%        0.57%        0.56%        0.59%
  Ratio of net investment income to
    average net assets*.............         4.65%(c)       4.49%       4.99%        4.84%        5.03%        4.78%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                     U.S. TREASURY SECURITIES MONEY MARKET FUND
                                   ------------------------------------------------------------------------------
                                                                   CLASS A SHARES
                                   ------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                              YEAR ENDED JUNE 30,
                                   DECEMBER 31,     -------------------------------------------------------------
                                       1999            1999          1998         1997         1996        1995
                                   ------------     ----------     --------     --------     --------     -------
                                   (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD............   $    1.000      $    1.000     $  1.000     $  1.000     $  1.000     $ 1.000
                                    ----------      ----------     --------     --------     --------     -------
Investment Activities:
  Net investment income..........        0.022           0.043        0.048        0.047        0.050       0.047
                                    ----------      ----------     --------     --------     --------     -------
Distributions:
  Net investment income..........       (0.022)         (0.043)      (0.048)      (0.047)(a)   (0.050)     (0.047)
                                    ----------      ----------     --------     --------     --------     -------
NET ASSET VALUE,
  END OF PERIOD..................   $    1.000      $    1.000     $  1.000     $  1.000     $  1.000     $ 1.000
                                    ==========      ==========     ========     ========     ========     =======
Total Return.....................         2.24%(b)        4.37%        4.92%        4.81%        5.08%       4.81%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000)........................   $1,909,045      $2,073,442     $861,350     $530,164     $110,864     $98,723
  Ratio of expenses to average
    net
    assets.......................         0.76%(c)        0.76%        0.77%        0.72%        0.67%       0.66%
  Ratio of net investment income
    to
    average net assets...........         4.42%(c)        4.21%        4.82%        4.71%        4.92%       4.71%
  Ratio of expenses to average
    net
    assets*......................         0.79%(c)        0.79%        0.86%        0.93%        0.91%       0.94%
  Ratio of net investment income
    to
    average net assets*..........         4.39%(c)        4.18%        4.73%        4.50%        4.68%       4.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                           -----------------------------------------------------
                                                                              CLASS B SHARES
                                                           -----------------------------------------------------
                                                            SIX MONTHS          YEAR ENDED          NOVEMBER 21,
                                                              ENDED              JUNE 30,             1996 TO
                                                           DECEMBER 31,     -------------------       JUNE 30,
                                                               1999          1999        1998         1997(A)
                                                           ------------     -------     -------     ------------
                                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................    $ 1.000        $ 1.000     $ 1.000       $ 1.000
                                                             -------        -------     -------       -------
Investment Activities:
  Net investment income..................................      0.018          0.035       0.041         0.024
                                                             -------        -------     -------       -------
Distributions:
  Net investment income..................................     (0.018)        (0.035)     (0.041)       (0.024)(b)
                                                             -------        -------     -------       -------
NET ASSET VALUE,
  END OF PERIOD..........................................    $ 1.000        $ 1.000     $ 1.000       $ 1.000
                                                             =======        =======     =======       =======
Total Return.............................................       1.86%(c)       3.60%       4.14%         2.44%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)......................    $ 1,600        $ 1,012     $   181       $    49
  Ratio of expenses to average net
    assets...............................................       1.51%(d)       1.51%       1.52%         1.48%(d)
  Ratio of net investment income to
    average net assets...................................       3.70%(d)       3.43%       4.06%         3.97%(d)
  Ratio of expenses to average net
    assets*..............................................       1.54%(d)       1.54%       1.60%         1.59%(d)
  Ratio of net investment income to
    average net assets*..................................       3.67%(d)       3.40%       3.98%         3.86%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Includes $.000002 short term capital gains.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        U.S. TREASURY SECURITIES MONEY MARKET FUND
                                            ------------------------------------------------------------------
                                                        CLASS C SHARES                     SERVICE CLASS
                                            --------------------------------------   -------------------------
                                             SIX MONTHS      YEAR     FEBRUARY 18,    SIX MONTHS     APRIL 16,
                                               ENDED        ENDED       1998 TO         ENDED         1999 TO
                                            DECEMBER 31,   JUNE 30,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                                1999         1999       1998 (A)         1999        1999 (A)
                                            ------------   --------   ------------   ------------    ---------
                                            (UNAUDITED)                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................    $ 1.000      $ 1.000      $ 1.000        $ 1.000        $ 1.000
                                              -------      -------      -------        -------        -------
Investment Activities:
  Net investment income...................      0.018        0.035        0.015          0.021          0.008
                                              -------      -------      -------        -------        -------
Distributions:
  Net investment income...................     (0.018)      (0.035)      (0.015)        (0.021)        (0.008)
                                              -------      -------      -------        -------        -------
NET ASSET VALUE,
  END OF PERIOD...........................    $ 1.000      $ 1.000      $ 1.000        $ 1.000        $ 1.000
                                              =======      =======      =======        =======        =======
Total Return..............................       1.86%(b)     3.59%        1.47%(b)       2.09%(b)       0.77%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......    $ 1,059      $   684      $     1        $   189        $     5
  Ratio of expenses to average net
    assets................................       1.52%(c)     1.51%        1.57%(c)       1.06%(c)       1.06%(c)
  Ratio of net investment income to
    average net assets....................       3.68%(c)     3.35%        4.01%(c)       4.19%(c)       3.71%(c)
  Ratio of expenses to average net
    assets*...............................       1.55%(c)     1.54%        1.57%(c)       1.29%(c)       1.27%(c)
  Ratio of net investment income to
    average net assets*...................       3.65%(c)     3.32%        4.01%(c)       3.96%(c)       3.50%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MUNICIPAL MONEY MARKET FUND
                                            ---------------------------------------------------------------------
                                                                       CLASS I SHARES
                                            ---------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                        YEAR ENDED JUNE 30,
                                            DECEMBER 31,   ------------------------------------------------------
                                                1999          1999        1998       1997       1996       1995
                                            ------------   ----------   --------   --------   --------   --------
                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................   $    1.000    $    1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                             ----------    ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income...................        0.015         0.028      0.032      0.031      0.033      0.032
                                             ----------    ----------   --------   --------   --------   --------
Distributions:
  Net investment income...................       (0.015)       (0.028)    (0.032)    (0.031)    (0.033)    (0.032)
                                             ----------    ----------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD...........................   $    1.000    $    1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                             ==========    ==========   ========   ========   ========   ========
Total Return..............................         1.54%(a)       2.88%     3.27%      3.19%      3.34%      3.28%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......   $1,036,221    $1,077,205   $498,127   $467,420   $459,807   $437,743
  Ratio of expenses to average net
    assets................................         0.46%(b)       0.46%     0.45%      0.43%      0.41%      0.41%
  Ratio of net investment income to
    average net assets....................         3.05%(b)       2.84%     3.22%      3.16%      3.29%      3.26%
  Ratio of expenses to average net
    assets*...............................         0.54%(b)       0.56%     0.56%      0.55%      0.59%      0.59%
  Ratio of net investment income to
    average net assets*...................         2.97%(b)       2.74%     3.11%      3.04%      3.11%      3.08%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MUNICIPAL MONEY MARKET FUND
                                                 ----------------------------------------------------------------
                                                                          CLASS A SHARES
                                                 ----------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                      YEAR ENDED JUNE 30,
                                                 DECEMBER 31,   -------------------------------------------------
                                                     1999         1999       1998      1997      1996      1995
                                                 ------------   --------   --------   -------   -------   -------
                                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................    $  1.000     $  1.000   $  1.000   $ 1.000   $ 1.000   $ 1.000
                                                   --------     --------   --------   -------   -------   -------
Investment Activities:
  Net investment income........................       0.014        0.026      0.030     0.029     0.030     0.030
                                                   --------     --------   --------   -------   -------   -------
Distributions:
  Net investment income........................      (0.014)      (0.026)    (0.030)   (0.029)   (0.030)   (0.030)
                                                   --------     --------   --------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD................................    $  1.000     $  1.000   $  1.000   $ 1.000   $ 1.000   $ 1.000
                                                   ========     ========   ========   =======   =======   =======
Total Return...................................        1.42%(a)     2.63%      3.01%     2.97%     3.08%     3.02%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)............    $417,196     $428,448   $104,809   $48,185   $50,720   $56,518
  Ratio of expenses to average net
    assets.....................................        0.71%(b)     0.70%      0.70%     0.68%     0.66%     0.66%
  Ratio of net investment income to
    average net assets.........................        2.80%(b)     2.59%      2.97%     2.91%     3.04%     3.01%
  Ratio of expenses to average net
    assets*....................................        0.79%(b)     0.80%      0.81%     0.90%     0.94%     0.94%
  Ratio of net investment income to
    average net assets*........................        2.72%(b)     2.49%      2.86%     2.69%     2.76%     2.73%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MUNICIPAL MONEY MARKET
                                                                         FUND
                                                              --------------------------
                                                                 SERVICE CLASS SHARES
                                                              --------------------------
                                                               SIX MONTHS      APRIL 16,
                                                                 ENDED          1999 TO
                                                              DECEMBER 31,     JUNE 30,
                                                                  1999         1999 (a)
                                                              ------------     ---------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $1.000         $1.000
                                                                 ------         ------
Investment Activities:
  Net investment income.....................................      0.013          0.005
                                                                 ------         ------
Distributions:
  Net investment income.....................................     (0.013)        (0.005)
                                                                 ------         ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $1.000         $1.000
                                                                 ======         ======
Total Return................................................       1.26%(b)       0.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $   81         $   36
  Ratio of expenses to average net
    assets..................................................       1.01%(c)       1.00%(c)
  Ratio of net investment income to
    average net assets......................................       2.48%(c)       2.45%(c)
  Ratio of expenses to average net
    assets*.................................................       1.29%(c)       1.29%(c)
  Ratio of net investment income to
    average net assets*.....................................       2.20%(c)       2.16%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            MICHIGAN MUNICIPAL MONEY MARKET FUND
                                              -----------------------------------------------------------------
                                                                       CLASS I SHARES
                                              -----------------------------------------------------------------
                                               SIX MONTHS     SIX MONTHS        YEAR ENDED          MARCH 30,
                                                 ENDED          ENDED          DECEMBER 31,          1996 TO
                                              DECEMBER 31,     JUNE 30,     -------------------    DECEMBER 31,
                                                  1999         1999 (A)       1998       1997        1996 (b)
                                              ------------    ----------    --------    -------    ------------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................    $ 1.000        $ 1.000      $  1.000    $ 1.000      $ 1.000
                                                -------        -------      --------    -------      -------
Investment Activities:
  Net investment income.....................      0.015          0.013         0.030      0.032        0.023
                                                -------        -------      --------    -------      -------
Distributions:
  Net investment income.....................     (0.015)        (0.013)       (0.030)    (0.032)      (0.023)
                                                -------        -------      --------    -------      -------
NET ASSET VALUE,
  END OF PERIOD.............................    $ 1.000        $ 1.000      $  1.000    $ 1.000      $ 1.000
                                                =======        =======      ========    =======      =======
Total Return................................       1.52%(c)       1.34%(c)      3.02%      3.26%        3.03%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........    $76,205        $91,211      $110,833    $74,888      $49,521
  Ratio of expenses to average net
    assets..................................       0.48%(d)       0.49%(d)      0.50%      0.50%        0.59%(d)
  Ratio of net investment income to
    average net assets......................       2.99%(d)       2.65%(d)      2.97%      3.20%        3.02%(d)
  Ratio of expenses to average net
    assets*.................................       0.59%(d)       0.57%(d)      0.53%      0.54%        0.62%(d)
  Ratio of net investment income to
    average net assets*.....................       2.88%(d)       2.57%(d)      2.94%      3.16%        2.99%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              MICHIGAN MUNICIPAL MONEY MARKET FUND
                                               ------------------------------------------------------------------
                                                                         CLASS A SHARES
                                               ------------------------------------------------------------------
                                                SIX MONTHS    SIX MONTHS
                                                  ENDED         ENDED             YEAR ENDED DECEMBER 31,
                                               DECEMBER 31,    JUNE 30,    --------------------------------------
                                                   1999        1999 (A)     1998      1997      1996       1995
                                               ------------   ----------   -------   -------   -------   --------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD........................    $ 1.000       $ 1.000     $ 1.000   $ 1.000   $ 1.000   $  1.000
                                                 -------       -------     -------   -------   -------   --------
Investment Activities:
  Net investment income......................      0.014         0.012       0.027     0.030     0.029      0.033
                                                 -------       -------     -------   -------   -------   --------
Distributions:
  Net investment income......................     (0.014)       (0.012)     (0.027)   (0.030)   (0.029)    (0.033)
                                                 -------       -------     -------   -------   -------   --------
NET ASSET VALUE,
  END OF PERIOD..............................    $ 1.000       $ 1.000     $ 1.000   $ 1.000   $ 1.000   $  1.000
                                                 =======       =======     =======   =======   =======   ========
Total Return.................................       1.39%(b)      1.21%(b)    2.76%     3.00%     2.93%      3.32%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..........    $58,656       $69,101     $64,283   $29,202   $72,089   $122,057
  Ratio of expenses to average net
    assets...................................       0.73%(c)      0.75%(c)    0.75%     0.75%     0.74%      0.69%
  Ratio of net investment income to
    average net assets.......................       2.75%(c)      2.42%(c)    2.72%     2.95%     2.87%      3.30%
  Ratio of expenses to average net
    assets*..................................       0.84%(c)      0.84%(c)    0.78%     0.79%     0.77%      0.76%
  Ratio of net investment income to
    average net assets*......................       2.64%(c)      2.33%(c)    2.69%     2.91%     2.84%      3.23%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Money Market Fund.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  OHIO MUNICIPAL MONEY MARKET FUND
                                                   --------------------------------------------------------------
                                                                           CLASS I SHARES
                                                   --------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED JUNE 30,
                                                   DECEMBER 31,   -----------------------------------------------
                                                       1999        1999      1998      1997      1996      1995
                                                   ------------   -------   -------   -------   -------   -------
                                                   (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD............................    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                     -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income..........................      0.015        0.028     0.033     0.032     0.033     0.032
                                                     -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income..........................     (0.015)      (0.028)   (0.033)   (0.032)   (0.032)   (0.032)
  In excess of net investment income.............         --           --        --        --    (0.001)       --
                                                     -------      -------   -------   -------   -------   -------
    Total Distributions..........................     (0.015)      (0.028)   (0.033)   (0.032)   (0.033)   (0.032)
                                                     -------      -------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD..................................    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                     =======      =======   =======   =======   =======   =======
Total Return.....................................       1.52%(a)     2.88%     3.31%     3.22%     3.34%     3.20%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..............    $63,464      $55,745   $77,224   $56,442   $55,915   $51,806
  Ratio of expenses to average net
    assets.......................................       0.44%(b)     0.42%     0.40%     0.40%     0.41%     0.41%
  Ratio of net investment income to
    average net assets...........................       3.02%(b)     2.85%     3.27%     3.17%     3.19%     3.13%
  Ratio of expenses to average net
    assets*......................................       0.53%(b)     0.55%     0.53%     0.53%     0.71%     0.60%
  Ratio of net investment income to
    average net assets*..........................       2.93%(b)     2.72%     3.14%     3.04%     2.89%     2.94%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  OHIO MUNICIPAL MONEY MARKET FUND
                                                   --------------------------------------------------------------
                                                                           CLASS A SHARES
                                                   --------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED JUNE 30,
                                                   DECEMBER 31,   -----------------------------------------------
                                                       1999        1999      1998      1997      1996      1995
                                                   ------------   -------   -------   -------   -------   -------
                                                   (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD............................    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                     -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income..........................      0.014        0.026     0.030     0.029     0.030     0.029
                                                     -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income..........................     (0.014)      (0.026)   (0.030)   (0.029)   (0.029)   (0.029)
  In excess of net investment income.............         --           --        --        --    (0.001)       --
                                                     -------      -------   -------   -------   -------   -------
    Total Distributions..........................     (0.014)      (0.026)   (0.030)   (0.029)   (0.030)   (0.029)
                                                     -------      -------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD..................................    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                                     =======      =======   =======   =======   =======   =======
Total Return.....................................       1.39%(a)     2.62%     3.06%     2.96%     3.08%     2.98%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)..............    $41,480      $37,180   $39,100   $30,479   $41,132   $35,790
  Ratio of expenses to average net
    assets.......................................       0.69%(b)     0.67%     0.65%     0.65%     0.66%     0.63%
  Ratio of net investment income to
    average net assets...........................       2.76%(b)     2.60%     2.98%     2.90%     2.94%     2.91%
  Ratio of expenses to average net
    assets*......................................       0.78%(b)     0.80%     0.78%     0.88%     1.06%     0.95%
  Ratio of net investment income to
    average net assets*..........................       2.67%(b)     2.47%     2.85%     2.67%     2.54%     2.58%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1999
(Unaudited)

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund which are non-diversified.

   The Funds' investment objectives are as follows:

                         FUND                                           OBJECTIVE
                         ----                                           ---------
    Prime Money Market Fund                           Seeks current income with liquidity and
                                                       stability of principal.

    U.S. Treasury Securities Money Market Fund        Seeks current income with liquidity and
                                                       stability of principal.

    Municipal Money Market Fund                       Seeks as high a level of current interest
                                                       income exempt from Federal income tax as is
                                                       consistent with liquidity and stability of
                                                       principal.

    Michigan Municipal Money Market Fund              Seeks as high a level of current interest
                                                       income exempt from Federal income tax and
                                                       Michigan personal income tax as is consistent
                                                       with capital preservation and stability of
                                                       principal.

    Ohio Municipal Money Market Fund                  Seeks as high a level of current interest
                                                       income exempt from Federal income tax and
                                                       Ohio personal income tax as is consistent
                                                       with capital preservation and stability of
                                                       principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

    REPURCHASE AGREEMENTS

    The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

    by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITIES LENDING

    To generate additional income, the Prime Money Market Fund may lend up to 33 1/3% of securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1999, the Fund had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

    Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued for both financial reporting and tax purposes using the straight-line amortized cost method.

     EXPENSES

    Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

    Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     FEDERAL INCOME TAXES

    Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I, Class A and Class C shares. In addition, the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund are authorized to issue Class B shares and the Prime Money Market Fund, U.S. Treasury Securities Money Market Fund and the Municipal Money Market Fund are authorized to issue Service Class Shares. As of December 31, 1999 there were no shareholders in Class C (except for the U.S. Treasury Securities Money Market Fund). Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charge in accordance with the Fund's prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares, Class B shares, Class C shares and Service Class shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and Class C shares and 0.75% of the average daily net assets of the Service Class shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plans to 0.55% of average daily net assets of the

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   Service Class shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, Administrator and Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1999, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                            INVESTMENT                        12B-1 FEES
                                                             ADVISORY      ADMINISTRATION       WAIVED
                                                            FEES WAIVED     FEES WAIVED      SERVICE CLASS
                                                            -----------    --------------    -------------
   Prime Money Market Fund................................    $1,362            $47               $2
   U.S. Treasury Securities Money Market Fund.............     1,096             --               --(a)
   Municipal Money Market Fund............................       608             19               --(a)
   Michigan Municipal Money Market Fund...................        74              9               --
   Ohio Municipal Money Market Fund.......................        24             21               --

------------

(a) Amount is less than $1,000.

5. CONCENTRATION OF CREDIT RISK:

   The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, is payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds.

   During the six months ended December 31, 1999, there were no borrowings by the Funds under the Agreement.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

7. DEFERRED TRUSTEES FEES:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

8. MARQUIS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Marquis Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special shareholder meeting. The following is a summary of shares outstanding and net assets, immediately before and after the Marquis Reorganization (amounts in thousands).

                                                                                                      AFTER
                                                                  BEFORE REORGANIZATION           REORGANIZATION
                                                           -----------------------------------   ----------------
                                                           MARQUIS TREASURY    U.S. TREASURY      U.S. TREASURY
                                                           SECURITIES MONEY   SECURITIES MONEY   SECURITIES MONEY
                                                             MARKET FUND        MARKET FUND        MARKET FUND
                                                           ----------------   ----------------   ----------------
    Shares...............................................      1,233,021          4,529,296          5,762,317
    Net assets...........................................     $1,232,968         $4,529,532         $5,762,500

                                                                                            AFTER
                                                             BEFORE REORGANIZATION      REORGANIZATION
                                                           --------------------------   --------------
                                                           MARQUIS TAX     MUNICIPAL      MUNICIPAL
                                                           EXEMPT MONEY      MONEY          MONEY
                                                           MARKET FUND    MARKET FUND    MARKET FUND
                                                           ------------   -----------   --------------
    Shares...............................................     109,753       839,967         949,720
    Net assets...........................................    $109,768      $839,836        $949,604

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

9. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a Fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 21, 1999 following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding and net assets immediately before and after the Pegasus Reorganization (amounts in thousands).

                                                                                            AFTER
                                                             BEFORE REORGANIZATION      REORGANIZATION
                                                          ---------------------------   --------------
                                                            PEGASUS         PRIME           PRIME
                                                          MONEY MARKET   MONEY MARKET    MONEY MARKET
                                                              FUND           FUND            FUND
                                                          ------------   ------------   --------------
   Shares...............................................    2,765,238      5,229,986       7,995,224
   Net assets...........................................   $2,765,227     $5,230,175      $7,995,402

                                                                                                     AFTER
                                                                 BEFORE REORGANIZATION           REORGANIZATION
                                                          -----------------------------------   ----------------
                                                          PEGASUS TREASURY    U.S. TREASURY      U.S. TREASURY
                                                            MONEY MARKET     SECURITIES MONEY   SECURITIES MONEY
                                                                FUND           MARKET FUND        MARKET FUND
                                                          ----------------   ----------------   ----------------
   Shares...............................................      1,053,758          5,910,559          6,964,317
   Net assets...........................................     $1,053,742         $5,911,020         $6,964,762

                                                                                              AFTER
                                                              BEFORE REORGANIZATION       REORGANIZATION
                                                          -----------------------------   --------------
                                                              PEGASUS        MUNICIPAL      MUNICIPAL
                                                          MUNICIPAL MONEY      MONEY          MONEY
                                                            MARKET FUND     MARKET FUND    MARKET FUND
                                                          ---------------   -----------   --------------
   Shares...............................................      682,333         890,765        1,573,098
   Net assets...........................................     $682,334        $890,687       $1,573,021

                                                                                                    AFTER
                                                                BEFORE REORGANIZATION          REORGANIZATION
                                                          ----------------------------------   ---------------
                                                          PEGASUS MICHIGAN      MICHIGAN          MICHIGAN
                                                          MUNICIPAL MONEY    MUNICIPAL MONEY   MUNICIPAL MONEY
                                                            MARKET FUND        MARKET FUND       MARKET FUND
                                                          ----------------   ---------------   ---------------
   Shares...............................................        207,223                --           207,223
   Net assets...........................................     $  207,222                --        $  207,222

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

                 (This page has been left blank intentionally.)

One Group is distributed by
The One Group Services Company,
which is not affiliated with BANK
ONE CORPORATION. Banc One
Investment Advisors Corporation
serves as investment advisor to
the One Group, for which it
receives advisory fees.

Call Investor Services at
The One Group Service Center
at 1 800 480 4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION                                                     [LOGO] BANK ONE

TOG-F-040 (2/00)